--------------------------------------------------------------------------------
To Our Variable Life Policyowners:
--------------------------------------------------------------------------------

                                                               February 24, 1997

     As an owner of a Providentmutual variable life insurance policy, we are pleased to send you the Annual Report for the Separate Account and its subaccounts for our Variable Life Insurance Policies.

     Attached to the Separate Account Annual Report is the Annual Report for the Market Street Fund, Inc. Under separate cover, you will be receiving the Annual Reports for the other Fund groups underlying the subaccounts to which you have elected to allocate your premiums.

     Thank you for your confidence in Providentmutual and your variable life policy. Along with our parent company, Provident Mutual Life Insurance Company, Providentmutual has continued its role as a leader in the variable insurance products marketplace. We are obviously very pleased with this result and are happy that you are a part of our success.

     We are happy to be of service to you. If you have a question about your policy, please contact your local agent or call our Service Center toll free at 1-800-688-5177.

                                            Sincerely,

                                            /s/ Robert W. Kloss
                                            ----------------------------------
                                            Robert W. Kloss
                                            President

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Providentmutual Life and Annuity
  Company of America

We have audited the accompanying statements of assets and liabilities of the Providentmutual Variable Life Separate Account (comprising twenty-two subaccounts) as of December 31, 1996, and the related statements of operations and changes in net assets for the year then ended and the statements of changes in net assets for the period February 1, 1995 (Date of Inception) to December 31, 1995. These financial statements are the responsibility of the management of the Providentmutual Variable Life Separate Account. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Providentmutual Variable Life Separate Account as of December 31, 1996, and the results of its operations and the changes in its net assets for the year then ended and the changes in net assets for the period February 1, 1995 (Date of Inception) to December 31, 1995 in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The Supplementary Information is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has not been subjected to the auditing procedures applied in the audit of the basic financial statements and, accordingly, we express no opinion on it.

                                            COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 10, 1997

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                    MONEY                                AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street
  Fund, Inc., at market value:
  Growth Portfolio.................   $554,108
  Money Market Portfolio...........                $453,150
  Bond Portfolio...................                             $132,364
  Managed Portfolio................                                          $ 80,279
  Aggressive Growth Portfolio......                                                       $472,616
  International Portfolio..........                                                                     $ 450,268
Dividends receivable...............                   2,357
Receivable from Providentmutual
  Life and Annuity Company of
  America..........................                  72,830
                                     ----------   ----------   ----------   ----------   ----------   -------------
NET ASSETS.........................   $554,108     $528,337     $132,364     $ 80,279     $472,616      $ 450,268
                                     ===========  ===========  ===========  ===========  ===========  ============
Held for the benefit of
  policyholders....................   $515,996     $500,784     $101,940     $ 46,114     $438,694      $ 417,388
Attributable to Providentmutual
  Life and Annuity Company of
  America..........................     38,112       27,553       30,424       34,165       33,922         32,880
                                     ----------   ----------   ----------   ----------   ----------   -------------
                                      $554,108     $528,337     $132,364     $ 80,279     $472,616      $ 450,268
                                     ===========  ===========  ===========  ===========  ===========  ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                                    FIDELITY                FIDELITY
                                          FIDELITY      FIDELITY      HIGH      FIDELITY     ASSET      FIDELITY
                                        EQUITY-INCOME    GROWTH      INCOME     OVERSEAS    MANAGER    INDEX 500
                                         SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance
  Products Fund, at market value:
  Equity-Income Portfolio..............  $ 1,971,211
  Growth Portfolio.....................                $2,353,942
  High Income Portfolio................                             $374,493
  Overseas Portfolio...................                                         $564,930
Investment in the Variable Insurance
  Products Fund II, at market value:
  Asset Manager Portfolio..............                                                     $741,077
  Index 500 Portfolio..................                                                                $1,479,534
                                         -----------   -----------  --------   ----------  ----------- ----------
NET ASSETS.............................  $ 1,971,211   $2,353,942   $374,493    $564,930    $741,077   $1,479,534
                                         ===========   ===========  ========   ==========  =========== ==========
Held for the benefit of
  policyholders........................  $ 1,934,104   $2,315,208   $340,543    $532,602    $707,382   $1,438,826
Attributable to Providentmutual Life
  and Annuity Company of America.......       37,107      38,734      33,950      32,328      33,695      40,708
                                         -----------   -----------  --------   ----------  ----------- ----------
                                         $ 1,971,211   $2,353,942   $374,493    $564,930    $741,077   $1,479,534
                                         ===========   ===========  ========   ==========  =========== ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                 FIDELITY               NEUBERGER   NEUBERGER      NEUBERGER
                                                INVESTMENT   FIDELITY    & BERMAN    & BERMAN   & BERMAN LIMITED
                                                GRADE BOND  CONTRAFUND   BALANCED     GROWTH     MATURITY BOND
                                                SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products
  Fund II, at market value:
  Investment Grade Bond Portfolio..............  $155,521
  Contrafund Portfolio.........................              $268,955
Investment in the Neuberger & Berman Advisers
  Management Trust, at market value:
  Balanced Portfolio...........................                          $164,898
  Growth Portfolio.............................                                      $538,691
  Limited Maturity Bond Portfolio..............                                                     $ 49,741
                                                 --------    --------    --------    --------        -------
NET ASSETS.....................................  $155,521    $268,955    $164,898    $538,691       $ 49,741
                                                 ========    ========    ========    ========        =======
Held for the benefit of policyholders..........  $125,691    $240,887    $132,182    $503,312       $ 21,132
Attributable to Providentmutual Life and
  Annuity Company of America...................    29,830      28,068      32,716      35,379         28,609
                                                 --------    --------    --------    --------        -------
                                                 $155,521    $268,955    $164,898    $538,691       $ 49,741
                                                 ========    ========    ========    ========        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                              VAN ECK    VAN ECK GOLD   VAN ECK    ALGER AMERICAN
                                                             WORLDWIDE   AND NATURAL    EMERGING       SMALL
                                                 TCI GROWTH     BOND      RESOURCES     MARKETS    CAPITALIZATION
                                                 SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in TCI Portfolios, Inc., at market
  value:
  Growth Portfolio..............................  $349,612
Investment in the Van Eck Worldwide Insurance
  Trust, at market value:
  Worldwide Bond Portfolio......................              $ 98,555
  Gold and Natural Resources Portfolio..........                           $149,546
  Emerging Markets Portfolio....................                                        $ 78,266
Investment in the Alger American Fund, at market
  value:
  Small Capitalization Portfolio................                                                      $367,085
                                                  --------    --------     --------     --------      --------
NET ASSETS......................................  $349,612    $ 98,555     $149,546     $ 78,266      $367,085
                                                  ========    ========     ========     ========      ========
Held for the benefit of policyholders...........  $317,606    $ 68,758     $113,538     $ 49,601      $343,952
Attributable to Providentmutual Life and Annuity
  Company of America............................    32,006      29,797       36,008       28,665        23,133
                                                  --------    --------     --------     --------      --------
                                                  $349,612    $ 98,555     $149,546     $ 78,266      $367,085
                                                  ========    ========     ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                        MONEY                             AGGRESSIVE
                                            GROWTH      MARKET       BOND      MANAGED      GROWTH    INTERNATIONAL
                                          SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................  $  7,629    $ 15,339     $4,534      $1,814     $  1,617      $ 1,188
                                            -------      ------     ------      ------       ------       ------
EXPENSES
Mortality and expense risks..............     1,837       1,825        383         139        1,734        1,421
                                            -------      ------     ------      ------       ------       ------
Net investment income (loss).............     5,792      13,514      4,151       1,675         (117)        (233)
                                            -------      ------     ------      ------       ------       ------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions reinvested...     7,226                              1,578       16,290        4,817
Net realized gain from redemption of
  investment shares......................     4,464                    741         663        2,217        2,539
                                            -------      ------     ------      ------       ------       ------
Net realized gain on investments.........    11,690                    741       2,241       18,507        7,356
                                            -------      ------     ------      ------       ------       ------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year......................    10,721                  3,919       4,931        6,340        5,545
  End of year............................    53,902                  2,198       6,860       42,267       24,229
                                            -------      ------     ------      ------       ------       ------
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................    43,181                 (1,721)      1,929       35,927       18,684
                                            -------      ------     ------      ------       ------       ------
Net realized and unrealized gains
  (losses)
  on investments.........................    54,871                   (980)      4,170       54,434       26,040
                                            -------      ------     ------      ------       ------       ------
Net increase in net assets resulting
  from operations........................  $ 60,663    $ 13,514     $3,171      $5,845     $ 54,317      $25,807
                                            =======      ======     ======      ======       ======       ======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                    FIDELITY                FIDELITY
                                          FIDELITY      FIDELITY      HIGH      FIDELITY     ASSET      FIDELITY
                                        EQUITY-INCOME    GROWTH      INCOME     OVERSEAS    MANAGER    INDEX 500
                                         SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................   $     795     $  2,013    $ 13,682    $  2,659    $  4,580    $  2,651
                                           --------     --------     -------     -------     -------    --------
EXPENSES
Mortality and expense risks............       6,521        9,311       1,324       2,129       1,923       3,896
                                           --------     --------     -------     -------     -------    --------
Net investment income (loss)...........      (5,726)      (7,298)     12,358         530       2,657      (1,245)
                                           --------     --------     -------     -------     -------    --------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Realized gain distributions
  reinvested...........................      22,764       50,823       2,677       2,926       3,777       6,818
Net realized gain from redemption of
  investment shares....................      12,493       14,571       1,337       3,493       4,586      17,448
                                           --------     --------     -------     -------     -------    --------
Net realized gain on investments.......      35,257       65,394       4,014       6,419       8,363      24,266
                                           --------     --------     -------     -------     -------    --------
Net unrealized appreciation
  of investments:
  Beginning of year....................      26,993       10,036       4,518       6,809       5,339      16,619
  End of year..........................     140,032      120,385      17,486      44,125      42,785     130,599
                                           --------     --------     -------     -------     -------    --------
Net unrealized appreciation of
  investments during the year..........     113,039      110,349      12,968      37,316      37,446     113,980
                                           --------     --------     -------     -------     -------    --------
Net realized and unrealized
  gain on investments..................     148,296      175,743      16,982      43,735      45,809     138,246
                                           --------     --------     -------     -------     -------    --------
Net increase in net assets
  resulting from operations............   $ 142,570     $168,445    $ 29,340    $ 44,265    $ 48,466    $137,001
                                           ========     ========     =======     =======     =======    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                 FIDELITY               NEUBERGER   NEUBERGER      NEUBERGER
                                                INVESTMENT   FIDELITY    & BERMAN    & BERMAN   & BERMAN LIMITED
                                                GRADE BOND  CONTRAFUND   BALANCED     GROWTH     MATURITY BOND
                                                SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................   $3,435                  $1,823     $     91        $2,949
                                                  ------       ------     ------       ------        ------
EXPENSES
Mortality and expense risks....................      488     $    337        477        2,041            83
                                                  ------       ------     ------       ------        ------
Net investment income (loss)...................    2,947         (337)     1,346       (1,950)        2,866
                                                  ------       ------     ------       ------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.........                           10,142       21,199
Net realized gain (loss) from redemption of
  investment shares............................      596        1,095        617        4,169           (74)
                                                  ------       ------     ------       ------        ------
Net realized gain (loss) on investments........      596        1,095     10,759       25,368           (74)
                                                  ------       ------     ------       ------        ------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year............................    4,575                   5,547        5,688         1,194
  End of year..................................    5,863       15,525      1,403       11,488           208
                                                  ------       ------     ------       ------        ------
Net unrealized appreciation (depreciation) of
  investments during the year..................    1,288       15,525     (4,144)       5,800          (986)
                                                  ------       ------     ------       ------        ------
Net realized and unrealized gain (loss) on
  investments..................................    1,884       16,620      6,615       31,168        (1,060)
                                                  ------       ------     ------       ------        ------
Net increase in net assets resulting from
  operations...................................   $4,831     $ 16,283     $7,961     $ 29,218        $1,806
                                                  ======       ======     ======       ======        ======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                              VAN ECK    VAN ECK GOLD   VAN ECK    ALGER AMERICAN
                                                             WORLDWIDE   AND NATURAL    EMERGING       SMALL
                                                 TCI GROWTH     BOND      RESOURCES     MARKETS    CAPITALIZATION
                                                 SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................               $1,824      $    600      $  137
                                                    ------     ------        ------      ------         ------
EXPENSES
Mortality and expense risks.....................  $  1,480        277           375          70       $    374
                                                    ------     ------        ------      ------         ------
Net investment income (loss)....................    (1,480)     1,547           225          67           (374)
                                                    ------     ------        ------      ------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..........    23,158                      588
Net realized gain (loss) from redemption of
  investment shares.............................     4,391        218         2,780         254            (72)
                                                    ------     ------        ------      ------         ------
Net realized gain (loss) on investments.........    27,549        218         3,368         254            (72)
                                                    ------     ------        ------      ------         ------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................     7,429      1,924         5,371
  End of year...................................   (33,973)     2,328        12,095       4,779         (4,261)
                                                    ------     ------        ------      ------         ------
Net unrealized appreciation (depreciation) of
  investments during the year...................   (41,402)       404         6,724       4,779         (4,261)
                                                    ------     ------        ------      ------         ------
Net realized and unrealized gain (loss) on
  investments...................................   (13,853)       622        10,092       5,033         (4,333)
                                                    ------     ------        ------      ------         ------
Net increase (decrease) in net assets resulting
  from operations...............................  ($15,333)    $2,169      $ 10,317      $5,100       ($ 4,707)
                                                    ======     ======        ======      ======         ======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                     MONEY                                AGGRESSIVE
                                       GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $  5,792    $   13,514     $  4,151     $  1,675     $   (117)     $    (233)
Net realized gain on investments...     11,690                        741        2,241       18,507          7,356
Net unrealized appreciation
  (depreciation) of investments
  during the year..................     43,181                     (1,721)       1,929       35,927         18,684
                                      --------    -----------    --------      -------     --------       --------
Net increase in net assets from
  operations.......................     60,663        13,514        3,171        5,845       54,317         25,807
                                      --------    -----------    --------      -------     --------       --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........    200,633     3,426,014       62,154       30,006      253,610        181,285
Cost of insurance and
  administrative charges...........    (50,683)     (139,681)     (13,600)      (6,124)     (58,803)       (40,512)
Surrenders and forfeitures.........     (2,824)       (1,748)        (458)        (269)      (3,944)        (2,321)
Net withdrawals due to policy
  loans............................     (5,832)      (10,177)                                  (685)        (4,282)
Transfers between investment
  portfolios.......................    200,857    (3,043,148)      31,590       12,196       77,113        191,839
                                      --------    -----------    --------      -------     --------       --------
Net increase in net assets derived
  from policy transactions.........    342,151       231,260       79,686       35,809      267,291        326,009
                                      --------    -----------    --------      -------     --------       --------
Total increase in net assets.......    402,814       244,774       82,857       41,654      321,608        351,816
NET ASSETS
  Beginning of year................    151,294       283,563       49,507       38,625      151,008         98,452
                                      --------    -----------    --------      -------     --------       --------
  End of year......................   $554,108    $  528,337     $132,364     $ 80,279     $472,616      $ 450,268
                                      ========    ===========    ========      =======     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                           FIDELITY                FIDELITY                FIDELITY
                                           EQUITY-     FIDELITY      HIGH      FIDELITY     ASSET      FIDELITY
                                            INCOME      GROWTH      INCOME     OVERSEAS    MANAGER    INDEX 500
                                          SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............. $  (5,726)  $  (7,298)   $ 12,358    $    530    $  2,657   $  (1,245)
Net realized gain on investments.........    35,257      65,394       4,014       6,419       8,363      24,266
Net unrealized appreciation of
  investments during the year............   113,039     110,349      12,968      37,316      37,446     113,980
                                           --------    --------    --------    --------     -------    --------
Net increase in net assets from
  operations.............................   142,570     168,445      29,340      44,265      48,466     137,001
                                           --------    --------    --------    --------     -------    --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.............. 1,064,311   1,228,372     182,867     303,606     504,956     682,499
Cost of insurance and administrative
  charges................................  (172,223)   (277,081)    (33,017)    (55,071)    (41,734)   (140,878)
Surrenders and forfeitures...............   (10,460)    (15,689)     (1,416)     (1,888)       (141)     (4,843)
Net withdrawals due to policy loans......    (8,344)     (9,629)       (352)       (538)       (107)     (4,994)
Transfers between investment
  portfolios.............................   489,521     624,149      51,297      61,872     157,808     590,621
                                           --------    --------    --------    --------     -------    --------
Net increase in net assets derived from
  policy transactions.................... 1,362,805   1,550,122     199,379     307,981     620,782   1,122,405
                                           --------    --------    --------    --------     -------    --------
Total increase in net assets............. 1,505,375   1,718,567     228,719     352,246     669,248   1,259,406
NET ASSETS
  Beginning of year......................   465,836     635,375     145,774     212,684      71,829     220,128
                                           --------    --------    --------    --------     -------    --------
  End of year............................ $1,971,211  $2,353,942   $374,493    $564,930    $741,077   $1,479,534
                                           ========    ========    ========    ========     =======    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                 FIDELITY                NEUBERGER   NEUBERGER      NEUBERGER
                                                INVESTMENT    FIDELITY    & BERMAN    & BERMAN   & BERMAN LIMITED
                                                GRADE BOND   CONTRAFUND   BALANCED     GROWTH     MATURITY BOND
                                                SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...................  $   2,947    $   (337)   $  1,346    $ (1,950)      $  2,866
Net realized gain (loss) on investments........        596       1,095      10,759      25,368            (74)
Net unrealized appreciation (depreciation) of
  investments during the year..................      1,288      15,525      (4,144)      5,800           (986)
                                                  --------    --------    --------    --------        -------
Net increase in net assets from operations.....      4,831      16,283       7,961      29,218          1,806
                                                  --------    --------    --------    --------        -------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums....................     89,577     111,330      65,215     249,358         15,412
Cost of insurance and administrative charges...    (17,945)    (11,937)    (14,582)    (59,022)        (3,100)
Surrenders and forfeitures.....................       (765)                   (265)       (619)            (8)
Net withdrawals due to policy loans............       (102)                                (27)
Transfers between investment portfolios........     19,502     128,279      35,692     105,607          3,279
                                                  --------    --------    --------    --------        -------
Net increase in net assets derived from policy
  transactions.................................     90,267     227,672      86,060     295,297         15,583
                                                  --------    --------    --------    --------        -------
Capital contribution from Providentmutual Life
  and Annuity Company of America...............                 25,000
                                                  --------    --------    --------    --------        -------
Total increase in net assets...................     95,098     268,955      94,021     324,515         17,389
NET ASSETS
  Beginning of year............................     60,423          --      70,877     214,176         32,352
                                                  --------    --------    --------    --------        -------
  End of year..................................  $ 155,521    $268,955    $164,898    $538,691       $ 49,741
                                                  ========    ========    ========    ========        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                              VAN ECK    VAN ECK GOLD   VAN ECK    ALGER AMERICAN
                                                             WORLDWIDE   AND NATURAL    EMERGING       SMALL
                                                 TCI GROWTH     BOND      RESOURCES     MARKETS    CAPITALIZATION
                                                 SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................  $ (1,480)   $  1,547     $    225     $     67      $   (374)
Net realized gain (loss) on investments.........    27,549         218        3,368          254           (72)
Net unrealized appreciation (depreciation) of
  investments during the year...................   (41,402)        404        6,724        4,779        (4,261)
                                                  --------     -------     --------      -------      --------
Net increase (decrease) in net assets from
  operations....................................   (15,333)      2,169       10,317        5,100        (4,707)
                                                  --------     -------     --------      -------      --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.....................   186,453      40,692       80,930       34,459       235,120
Cost of insurance and administrative charges....   (51,208)     (8,055)     (12,112)      (5,698)      (15,164)
Surrenders and forfeitures......................    (2,139)       (163)         (78)                       (57)
Net withdrawals due to policy loans.............    (1,766)
Transfers between investment portfolios.........    53,108       8,407       32,292       19,405       126,893
                                                  --------     -------     --------      -------      --------
Net increase in net assets derived from policy
  transactions..................................   184,448      40,881      101,032       48,166       346,792
                                                  --------     -------     --------      -------      --------
Capital contribution from Providentmutual Life
  and Annuity Company of America................                                          25,000        25,000
                                                  --------     -------     --------      -------      --------
Total increase in net assets....................   169,115      43,050      111,349       78,266       367,085
NET ASSETS
  Beginning of year.............................   180,497      55,505       38,197       --           --
                                                  --------     -------     --------      -------      --------
  End of year...................................  $349,612    $ 98,555     $149,546     $ 78,266      $367,085
                                                  ========     =======     ========      =======      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year February 1, 1995 (Date of Inception) to December 31, 1995

--------------------------------------------------------------------------------

                                                    MONEY                                AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $    954    $   4,830     $  1,475     $    905     $   (215)      $   (73)
Net realized gain on investments...      1,386                       134           40          481           266
Net unrealized appreciation of
  investments during the year......     10,721                     3,919        4,931        6,340         5,545
                                      --------    ----------     -------      -------     --------       -------
Net increase in net assets
  from operations..................     13,061        4,830        5,528        5,876        6,606         5,738
                                      --------    ----------     -------      -------     --------       -------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........     82,812    1,226,779       16,686        6,530       89,173        60,462
Cost of insurance and
  administrative charges...........    (11,377)     (64,764)      (2,472)        (722)     (12,356)       (6,573)
Surrenders and forfeitures.........        (90)         (16)         (50)                     (118)          (81)
Transfers between investment
  portfolios.......................     41,888     (908,266)       4,815        1,941       42,703        13,906
                                      --------    ----------     -------      -------     --------       -------
Net increase in net assets derived
  from policy transactions.........    113,233      253,733       18,979        7,749      119,402        67,714
                                      --------    ----------     -------      -------     --------       -------
Capital contribution from
  Providentmutual Life and Annuity
  Company of America...............     25,000       25,000       25,000       25,000       25,000        25,000
                                      --------    ----------     -------      -------     --------       -------
Total increase in net assets.......    151,294      283,563       49,507       38,625      151,008        98,452
NET ASSETS
  Beginning of year................         --           --           --           --           --            --
                                      --------    ----------     -------      -------     --------       -------
  End of year......................   $151,294    $ 283,563     $ 49,507     $ 38,625     $151,008       $98,452
                                      ========    ==========     =======      =======     ========       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year February 1, 1995 (Date of Inception) to December 31, 1995

--------------------------------------------------------------------------------

                               FIDELITY                FIDELITY                FIDELITY                FIDELITY
                               EQUITY-     FIDELITY      HIGH      FIDELITY     ASSET      FIDELITY   INVESTMENT
                                INCOME      GROWTH      INCOME     OVERSEAS    MANAGER    INDEX 500   GRADE BOND
                              SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
  (loss).....................  $  2,714    $   (633)   $  1,680    $   (150)   $    447    $    153    $    792
Net realized gain on
  investments................     3,065       2,933         562         555         654       2,055         196
Net unrealized appreciation
  of investments during the
  year.......................    26,993      10,036       4,518       6,809       5,339      16,619       4,575
                               --------    --------    --------    --------     -------    --------     -------
Net increase in net assets
  from operations............    32,772      12,336       6,760       7,214       6,440      18,827       5,563
                               --------    --------    --------    --------     -------    --------     -------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net
  premiums...................   281,421     389,708      51,880     133,848      22,049     121,634      22,856
Cost of insurance and
  administrative charges.....   (31,287)    (46,543)     (7,891)    (11,367)     (4,044)    (12,939)     (3,801)
Surrenders and forfeitures...      (362)       (372)        (18)       (174)        (48)        (88)        (28)
Transfers between investment
  portfolios.................   158,292     255,246      70,043      58,163      22,432      67,694      10,833
                               --------    --------    --------    --------     -------    --------     -------
Net increase in net assets
  derived from policy
  transactions...............   408,064     598,039     114,014     180,470      40,389     176,301      29,860
                               --------    --------    --------    --------     -------    --------     -------
Capital contribution from
  Providentmutual Life and
  Annuity Company of
  America....................    25,000      25,000      25,000      25,000      25,000      25,000      25,000
                               --------    --------    --------    --------     -------    --------     -------
Total increase in net
  assets.....................   465,836     635,375     145,774     212,684      71,829     220,128      60,423
NET ASSETS
  Beginning of year..........        --          --          --          --          --          --          --
                               --------    --------    --------    --------     -------    --------     -------
  End of year................  $465,836    $635,375    $145,774    $212,684    $ 71,829    $220,128    $ 60,423
                               ========    ========    ========    ========     =======    ========     =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year February 1, 1995 (Date of Inception) to December 31, 1995

--------------------------------------------------------------------------------

                                                                  NEUBERGER                             VAN ECK
                                        NEUBERGER   NEUBERGER     & BERMAN                  VAN ECK     GOLD AND
                                         & BERMAN    & BERMAN      LIMITED        TCI      WORLDWIDE    NATURAL
                                         BALANCED     GROWTH    MATURITY BOND    GROWTH       BOND     RESOURCES
                                        SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $    397    $   (186)     $ 1,365      $   (123)   $  2,516    $    283
Net realized gain on investments.......       326       2,585            6         1,594         201         197
Net unrealized appreciation of
  investments during the year..........     5,547       5,688        1,194         7,429       1,924       5,371
                                          -------    --------      -------      --------     -------     -------
Net increase in net assets from
  operations...........................     6,270       8,087        2,565         8,900       4,641       5,851
                                          -------    --------      -------      --------     -------     -------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............    31,568     106,593        1,457        94,924      27,665       9,441
Cost of insurance and administrative
  charges..............................    (2,111)    (11,044)        (475)       (9,264)     (1,906)     (2,639)
Surrenders and forfeitures.............                   (71)         (11)         (290)         (4)
Transfers between investment
  portfolios...........................    10,150      85,611        3,816        61,227         109         544
                                          -------    --------      -------      --------     -------     -------
Net increase in net assets derived from
  policy transactions..................    39,607     181,089        4,787       146,597      25,864       7,346
                                          -------    --------      -------      --------     -------     -------
Capital contribution from
  Providentmutual Life and Annuity
  Company of America...................    25,000      25,000       25,000        25,000      25,000      25,000
                                          -------    --------      -------      --------     -------     -------
Total increase in net assets...........    70,877     214,176       32,352       180,497      55,505      38,197
NET ASSETS
  Beginning of year....................        --          --           --            --          --          --
                                          -------    --------      -------      --------     -------     -------
  End of year..........................  $ 70,877    $214,176      $32,352      $180,497    $ 55,505    $ 38,197
                                          =======    ========      =======      ========     =======     =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Providentmutual Variable Life Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America (Providentmutual) under the provisions of Delaware law and commenced operations on February 1, 1995. Providentmutual is a wholly-owned subsidiary of Provident Mutual Life Insurance Company. The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

     The Policies are distributed principally through personal producing general agents and brokers.

     Providentmutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-two subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the Neuberger & Berman Balanced, Neuberger & Berman Growth and Neuberger & Berman Limited Maturity Bond Subaccounts invest in the corresponding portfolios of the Neuberger & Berman Advisers Management Trust; the TCI Growth Subaccount invests in the corresponding portfolio of the TCI Portfolios, Inc.; the Van Eck Worldwide Bond, Van Eck Gold and Natural Resources and Van Eck Emerging Markets Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund.

     Net premiums from in-force Policies are allocated to the Subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the Policies (Note 4). The Separate Account's assets are the property of Providentmutual.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Providentmutual's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of Providentmutual. Under the provisions of the Policies, Providentmutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

   At December 31, 1996, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                        SHARES         COST      MARKET VALUE
----------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio..................................       30,614      $500,206       $554,108
  Money Market Portfolio............................      453,150      $453,150       $453,150
  Bond Portfolio....................................       12,405      $130,166       $132,364
  Managed Portfolio.................................        5,468       $73,419        $80,279
  Aggressive Growth Portfolio.......................       25,519      $430,349       $472,616
  International Portfolio...........................       33,577      $426,039       $450,268
Variable Insurance Products Fund:
  Equity-Income Portfolio...........................       93,733    $1,831,179     $1,971,211
  Growth Portfolio..................................       75,592    $2,233,557     $2,353,942
  High Income Portfolio.............................       29,911      $357,007       $374,493
  Overseas Portfolio................................       29,986      $520,805       $564,930
Variable Insurance Products Fund II:
  Asset Manager Portfolio...........................       43,773      $698,292       $741,077
  Index 500 Portfolio...............................       16,600    $1,348,935     $1,479,534
  Investment Grade Bond Portfolio...................       12,706      $149,658       $155,521
  Contrafund Portfolio..............................       16,241      $253,430       $268,955
Neuberger & Berman Advisers Management Trust:
  Balanced Portfolio................................       10,358      $163,495       $164,898
  Growth Portfolio..................................       20,896      $527,203       $538,691
  Limited Maturity Bond Portfolio...................        3,540       $49,533        $49,741
TCI Portfolios, Inc.:
  TCI Growth Portfolio..............................       34,142      $383,585       $349,612
Van Eck Worldwide Insurance Trust:
  Worldwide Bond Portfolio..........................        8,879       $96,227        $98,555
  Gold and Natural Resources Portfolio..............        8,944      $137,451       $149,546
  Emerging Markets Portfolio........................        6,266       $73,487        $78,266
Alger American Fund:
  Small Capitalization Portfolio....................        8,973      $371,346       $367,085

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

   During the years ended December 31, 1996 and 1995, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
  ------------------------------------------------------------------------------------------------------------------
                                                                                 MONEY MARKET
                                                        GROWTH PORTFOLIO           PORTFOLIO          BOND PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                                         1996       1995        1996        1995      1996      1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased.....................................    22,000      9,742    2,343,055    874,800     8,375     4,493
Shares received from reinvestment of:
  Dividends..........................................       464         76       15,339      5,330       433       146
  Capital gain distributions.........................       464
                                                       --------   --------   ----------   --------   -------   -------
Total shares acquired................................    22,928      9,818    2,358,394    880,130     8,808     4,639
Total shares redeemed................................    (1,562)      (570)  (2,171,067)  (614,307)     (903)     (139)
                                                       --------   --------   ----------   --------   -------   -------
Net increase in shares owned.........................    21,366      9,248      187,327    265,823     7,905     4,500
Shares owned, beginning of year......................     9,248                 265,823                4,500
                                                       --------   --------   ----------   --------   -------   -------
Shares owned, end of year............................    30,614      9,248      453,150    265,823    12,405     4,500
                                                       ========   ========   ==========   ========   =======   =======
Cost of shares acquired..............................  $380,965   $148,035   $2,358,394   $880,130   $93,373   $46,940
                                                       ========   ========   ==========   ========   =======   =======
Cost of shares redeemed..............................  $ 21,332   $  7,462   $2,171,067   $614,307   $ 8,795   $ 1,352
                                                       ========   ========   ==========   ========   =======   =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
 ------------------------------------------------------------------------------------------------------------------
                                                        MANAGED PORTFOLIO                            INTERNATIONAL
                                                                             AGGRESSIVE GROWTH         PORTFOLIO
                                                                                 PORTFOLIO
 ------------------------------------------------------------------------------------------------------------------
                                                         1996      1995       1996       1995       1996       1995
 ------------------------------------------------------------------------------------------------------------------
Shares purchased......................................    2,833     2,676     17,269      9,089     26,818      7,846
Shares received from reinvestment of:
  Dividends...........................................      131        70        105                    95
  Capital gain distributions..........................      117                1,071                   390
                                                        -------   -------   --------   --------   --------    -------
Total shares acquired.................................    3,081     2,746     18,445      9,089     27,303      7,846
Total shares redeemed.................................     (335)      (24)    (1,615)      (400)    (1,383)      (189)
                                                        -------   -------   --------   --------   --------    -------
Net increase in shares owned..........................    2,746     2,722     16,830      8,689     25,920      7,657
Shares owned, beginning of year.......................    2,722                8,689                 7,657
                                                        -------   -------   --------   --------   --------    -------
Shares owned, end of year.............................    5,468     2,722     25,519      8,689     33,577      7,657
                                                        =======   =======   ========   ========   ========    =======
Cost of shares acquired...............................  $43,739   $33,984   $310,897   $150,890   $348,283   $ 94,994
                                                        =======   =======   ========   ========   ========    =======
Cost of shares redeemed...............................  $ 4,014   $   290   $ 25,216   $  6,222   $ 15,164   $  2,074
                                                        =======   =======   ========   ========   ========    =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                          VARIABLE INSURANCE PRODUCTS FUND
  ------------------------------------------------------------------------------------------------------------------
                                                        GROWTH PORTFOLIO          HIGH INCOME       OVERSEAS PORTFOLIO
                                  EQUITY-INCOME                                    PORTFOLIO
                                    PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                 1996        1995        1996        1995       1996       1995       1996       1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased.............     72,214     24,671       53,882     22,131     17,623     12,589     18,466     12,757
Shares received from
  reinvestment of:
  Dividends..................         42        179           73          6      1,213        177        157          7
  Capital gain
    distributions............      1,207         83        1,829                   237                   171          7
                              ----------   --------   ----------   --------   --------   --------   --------   --------
Total shares acquired........     73,463     24,933       55,784     22,137     19,073     12,766     18,794     12,771
Total shares redeemed........     (3,904)      (759)      (1,951)      (378)    (1,259)      (669)    (1,282)      (297)
                              ----------   --------   ----------   --------   --------   --------   --------   --------
Net increase in shares
  owned......................     69,559     24,174       53,833     21,759     17,814     12,097     17,512     12,474
Shares owned, beginning of
  year.......................     24,174                  21,759                12,097                12,474
                              ----------   --------   ----------   --------   --------   --------   --------   --------
Shares owned, end of year....     93,733     24,174       75,592     21,759     29,911     12,097     29,986     12,474
                              ==========   ========   ==========   ========   ========   ========   ========   ========
Cost of shares acquired...... $1,456,815   $450,678   $1,652,672   $633,382   $229,442   $148,527   $334,188   $210,331
                              ==========   ========   ==========   ========   ========   ========   ========   ========
Cost of shares redeemed...... $   64,479   $ 11,835   $   44,454   $  8,043   $ 13,691   $  7,271   $ 19,258   $  4,456
                              ==========   ========   ==========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                              VARIABLE INSURANCE PRODUCTS FUND II
  ------------------------------------------------------------------------------------------------------------------
                                                                INDEX 500 PORTFOLIO     INVESTMENT GRADE    CONTRAFUND
                                            ASSET MANAGER                                BOND PORTFOLIO     PORTFOLIO
                                              PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                            1996      1995        1996        1995       1996      1995        1996
  ------------------------------------------------------------------------------------------------------------------
Shares purchased.........................   40,738     5,010       15,023      3,044      8,553     5,032      17,029
Shares received from reinvestment of:
  Dividends..............................      303        39           35          7        288        80
  Capital gain distributions.............      251                     91          1
                                          --------   --------    --------   --------    -------   --------    -------
Total shares acquired....................   41,292     5,049       15,149      3,052      8,841     5,112      17,029
Total shares redeemed....................   (2,068)     (500)      (1,457)      (144)      (977)     (270)       (788)
                                          --------   --------    --------   --------    -------   --------    -------
Net increase in shares owned.............   39,224     4,549       13,692      2,908      7,864     4,842      16,241
Shares owned, beginning of year..........    4,549                  2,908                 4,842
                                          --------   --------    --------   --------    -------   --------    -------
Shares owned, end of year................   43,773     4,549       16,600      2,908     12,706     4,842      16,241
                                          ========   ========    ========   ========    =======   ========    =======
Cost of shares acquired.................. $660,528   $73,342   $1,241,314   $211,867   $104,740   $58,875    $265,037
                                          ========   ========    ========   ========    =======   ========    =======
Cost of shares redeemed.................. $ 28,726   $ 6,852   $   95,888   $  8,358   $ 10,930   $ 3,027    $ 11,607
                                          ========   ========    ========   ========    =======   ========    =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                             NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST             TCI PORTFOLIOS,
                                                                                                           INC.
  ------------------------------------------------------------------------------------------------------------------
                                     BALANCED PORTFOLIO    GROWTH PORTFOLIO     LIMITED MATURITY        TCI GROWTH
                                                                                 BOND PORTFOLIO          PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                       1996      1995       1996       1995      1996      1995       1996       1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased....................    6,369     4,065     12,912      8,555     1,441     2,127     20,034     15,511
Shares received from reinvestment
  of:
  Dividends.........................      119        32          4          3       219       101
  Capital gain distributions........      665        10        855         39                          2,166
                                     ---------  --------  ---------  ---------  --------  --------  ---------  ---------
Total shares acquired...............    7,153     4,107     13,771      8,597     1,660     2,228     22,200     15,511
Total shares redeemed...............     (841)      (61)    (1,157)      (315)     (319)      (29)    (3,025)      (544)
                                     ---------  --------  ---------  ---------  --------  --------  ---------  ---------
Net increase in shares owned........    6,312     4,046     12,614      8,282     1,341     2,199     19,175     14,967
Shares owned, beginning of year.....    4,046                8,282                2,199               14,967
                                     ---------  --------  ---------  ---------  --------  --------  ---------  ---------
Shares owned, end of year...........   10,358     4,046     20,896      8,282     3,540     2,199     34,142     14,967
                                     =========  ========  =========  =========  ========  ========  =========  =========
Cost of shares acquired............. $110,480   $66,229   $342,933   $214,940   $22,893   $31,573   $239,141   $177,972
                                     =========  ========  =========  =========  ========  ========  =========  =========
Cost of shares redeemed............. $ 12,315   $   899   $ 24,218   $  6,452   $ 4,518   $   415   $ 28,624   $  4,904
                                     =========  ========  =========  =========  ========  ========  =========  =========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                            VAN ECK WORLDWIDE INSURANCE TRUST           ALGER AMERICAN
                                                                                                             FUND
  ------------------------------------------------------------------------------------------------------------------
                                                     WORLDWIDE BOND      GOLD AND NATURAL    EMERGING       SMALL
                                                        PORTFOLIO           RESOURCES        MARKETS    CAPITALIZATION
                                                                            PORTFOLIO        PORTFOLIO    PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                                     1996      1995       1996      1995       1996          1996
  ------------------------------------------------------------------------------------------------------------------
Shares purchased...................................   4,129     4,991      6,863     2,712     6,457          9,023
Shares received from reinvestment of:
  Dividends........................................     174       234         35        22        11
  Capital gain distributions.......................                           35
                                                    --------  --------  --------   --------  -------       --------
Total shares acquired..............................   4,303     5,225      6,933     2,734     6,468          9,023
Total shares redeemed..............................    (406)     (243)      (638)      (85)     (202)           (50)
                                                    --------  --------  --------   --------  -------       --------
Net increase in shares owned.......................   3,897     4,982      6,295     2,649     6,266          8,973
Shares owned, beginning of year....................   4,982                2,649
                                                    --------  --------  --------   --------  -------       --------
Shares owned, end of year..........................   8,879     4,982      8,944     2,649     6,266          8,973
                                                    ========  ========  ========   ========  =======       ========
Cost of shares acquired............................ $46,831   $56,085   $112,234   $33,835   $75,703       $373,537
                                                    ========  ========  ========   ========  =======       ========
Cost of shares redeemed............................ $ 4,185   $ 2,504   $  7,609   $ 1,009   $ 2,216       $  2,191
                                                    ========  ========  ========   ========  =======       ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- concluded

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Providentmutual makes certain deductions from premiums before amounts are allocated to each Subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) sales charges and (3) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by Providentmutual. The charge is deducted at an annual rate of 0.65% of the average daily net assets of the Separate Account. This charge may be increased, but in no event will it be greater than 0.90% of the average daily net assets of the Separate Account.

     The Separate Account is also charged monthly by Providentmutual for the cost of insurance protection. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

     During any given policy year, the first four transfers by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the year ended December 31, 1996 or the period February 1, 1995 (date of inception) to December 31, 1995.

     The Policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus certain deductions made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

     If a policy is surrendered or lapses within the first ten policy years, a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within ten years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within ten years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Supplementary Information (unaudited)

--------------------------------------------------------------------------------

    The table below shows the net rates of return for the Subaccounts. The net rate of return is applicable to net assets for a variable life policy whose policy year commences with the beginning date of the year shown and is not based on the average net assets in the Subaccounts during the year.

    The performance for each Subaccount is shown as the net rate of return which reflects the Subaccounts' investment income and capital gains and losses, realized or unrealized, less charges against the Subaccounts' assets for the year shown.
--------------------------------------------------------------------------------

                                                                                                           FIDELITY
                                        MONEY                                AGGRESSIVE                    EQUITY-      FIDELITY
                           GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL     INCOME       GROWTH
                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
For the year ended:
 December 31, 1996.....     18.79%       4.51%         2.28%       11.22%       20.13%        10.17%         13.54%       13.96%
 December 31, 1995.....     23.66%(3)    4.28%(4)     13.42%(5)    14.12%(6)     7.98%(3)     12.31%(7)      27.36%(3)    31.48%(3)


                            HIGH       FIDELITY
                           INCOME      OVERSEAS
                         SUBACCOUNT   SUBACCOUNT
-----------------------
For the year ended:
 December 31, 1996.....     13.29%       12.48%
 December 31, 1995.....     14.92%(8)    11.29%(7)

    The net rate of return was calculated from the date contractholder funds were first allocated to the Subaccount referenced above as follows: (1) May 23, 1996, (2) June 20, 1996, (3) March 2, 1995, (4) February 15, 1995, (5) March 16,
1995, (6) April 24, 1995, (7) March 7, 1995, (8) March 6, 1995, (9) March 24,
1995, (10) March 21, 1995, (11) June 7, 1995 and (12) April 25, 1995.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                             FIDELITY                      FIDELITY                     NEUBERGER
                              ASSET         FIDELITY      INVESTMENT      FIDELITY      & BERMAN
                             MANAGER       INDEX 500      GRADE BOND     CONTRAFUND     BALANCED
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------
 For the year ended:
  December 31, 1996.....      13.86%         22.02%          2.51%         9.53%(1)       6 .19%
  December 31, 1996.....      14.60%(9)      25.79%(5)      12.27%(10)       --           8.29%(11)


---------------------------------------------------------------------------------------------------------------------------------
                                           NEUBERGER                                     VAN ECK                       ALGER
                            NEUBERGER      & BERMAN                                      GOLD AND      VAN ECK        AMERICAN
                            & BERMAN       LIMITED           TCI          VAN ECK         NATURAL      EMERGING        SMALL
                            GROWTH       MATURITY BOND      GROWTH     WORLDWIDE BOND    RESOURCES     MARKETS     CAPITALIZATION
                            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
For the year ended:
 December 31, 1996.....       8.43%        3.62%           (4.95%)          1.86%        17.27%        8.61%(2)      (10.72%)(1)
 December 31, 1996.....      22.72%(3)     7.06%(5)        28.43%(3)        7.35%(5)      5.60%(12)      --              --

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
To Our Variable Life Policyowners and Variable Annuity Contractowners:
--------------------------------------------------------------------------------

We are pleased to send you the 1996 Annual Report for Market Street Fund, Inc., its Growth, Money Market, Bond, Managed, Aggressive Growth, International, Common Stock and Sentinel Growth Portfolios.

Economic Overview and Investment Perspective

Sometimes listening to a broken record is not such a bad experience; especially if the tune is pleasing.

Writing a year ago in the 1995 Annual Report for the Market Street Fund, I said in part, "What will 1996 bring? With no hint of renewed inflation on the horizon and the Federal Reserve Board leaning more towards easing than tightening in order to avoid pushing an already weakening economy into recession, both bond and equity markets should enjoy modestly positive rates of return in 1996. While budget battles and the upcoming elections could produce short term volatility, long term patient investors should have nothing to fear from maintaining their market exposure. As to market timers, you are on your own as always."

Writing to you in June of 1996 I summarized the first six months of 1996 as follows. "First the facts. Through the first six months of 1996, the equity markets responded strongly to a growing, nearly inflation free economy. Rising profits were sufficient to offset fears of rising interest rates. Total returns were slightly above 10% for both the S&P 500 and the Russell 2000. For the fixed income markets, the results were not as pleasant, with the Lehman Aggregate Bond Index turning in a -1.2% total return and the 30 year U.S. Treasury Bond rate averaging 6.06%, 6.60%, and 7.06% for the fourth quarter of 1995 and the first two quarters of 1996, respectively. While the Federal Reserve did not tighten, the combination of a growing economy, persistent inflation fears, and the failure of the new Congress and the President to make any progress on fundamental budget reform were sufficient to cause the back-up in rates."

The outlook for the rest of 1996 was presented as follows. "The outlook for the remainder of 1996 is cautiously optimistic for both the equity and fixed income markets. July has already seen increased volatility in both markets as equities sold off strongly, particularly technology issues, only to bounce right back, at least partially; while 30 year Treasuries rallied strongly to the 6.75% level. Markets will likely stabilize until the November election, so long as inflation fears do not force the Fed's hand. December should be exciting."

The second half of 1996 turned out just fine for both equity and fixed income investors. So long as the economy remains on its current course of modest growth and low inflation and policymakers keep their hands off the economic engine that is the envy of the world, the outlook for all markets--especially the equity market--remains positive. But stay cautious, and remember that to be a market timer is to engage in the least cautious strategy of all.

Review of Fund Portfolio Performance

The Annual Reviews and performance charts* for each Portfolio (other than the Money Market Portfolio) contained in this Annual Report show the growth of $10,000 over the period shown, assuming reinvestment of all dividends. The performance is then compared to a relevant index. As always, it is important to recall in interpreting these results that the advisers of the equity portfolios of Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast majority of portfolio assets invested in common stocks. Thus they attempt to add value by stock selection utilizing the methods and in the markets specified in the Fund Prospectus. Their performance should be judged according to how well they do relative to market indices measuring the same type of activity.

We appreciate the opportunity to have served you in the past and look forward to serving you during the remainder of 1997 and many years into the future.

/s/ Stanley R. Reber

Stanley R. Reber
President
The Market Street Fund, Inc.

*Past performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the above figures. Please see the current prospectus for an explanation of these charges and for illustrations which take such charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Market Street Fund, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Market Street Fund, Inc., (comprising, respectively, the Growth, Money Market, Bond, Managed, Aggressive Growth, International, Common Stock and Sentinel Growth Portfolios) as of December 31, 1996, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods then ended, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Market Street Fund, Inc. as of December 31, 1996, the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 31, 1997

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

1996 Annual Review
Newbold's Asset Management, Inc.

--------------------------------------------------------------------------------

    The 1996 return for the Market Street Fund Growth Portfolio was 19.6%, compared to the Standard and Poor's 500 Stock Index return of 22.9%. Equity markets extended their winning streak in 1996 by posting strong returns and their sixth consecutive up year. The Dow Jones Industrials rose 28.7%; and the NASDAQ was up 22.7%.

    The equity markets jumped out of the blocks as 1996 began with a bevy of weak economic statistics and prospects for a Federal Reserve reduction in short term interest rates. Both the federal funds and discount rates were reduced by one quarter percent to 5.25% and 5.0% respectively. Although this was the only action taken by the Federal Reserve for all of 1996, the market responded and increased 5.4% in the first quarter.

    In the second and third quarters, job creation numbers in April and early July substantially exceeded expectations resulting in some market turbulence in the second quarter and the apparent beginning of a correction in July. A correction seemed in order at this juncture as the market had increased all year in spite of rising long term interest rates and a strengthening economy. However, the only correction to materialize was for the technology laden NASDAQ which at one point was off about 14% from its high earlier in the year. The S&P 500 and Dow Jones Industrials only fell to levels 6-7% below their highs. All three indices turned around and surged to record levels by the end of September as the core rate of inflation continued to run at an anemic annual rate of 2.6%, a thirty year low.

    The fourth quarter proved to be the best of the year for the overall market driven by softening economic news and declining interest rates. Factory orders, retail sales and job creation were weak, enabling the Federal Reserve to continue to leave short term interest rates unchanged. The yield on the long bond declined from 6.9% in early October to near 6.4% at the end of November. To summarize, in 1996, good news continued to roll -- modest economic growth, good corporate earnings, benign inflation and relatively low interest rates.

    As 1997 begins, the good economic news alluded to earlier appears to be on track. While not totally devoid of skepticism, we claim no real insight into what may derail the attractive concensus outlook for modest GDP growth, low inflation and interest rates and reasonably good prospects for corporate profits. Our primary focus continues to be individual stock selection from those issues in our value universe where we believe positive catalysts or corporate actions will develop in order to ensure participation in rising markets. We believe that this, along with with continued adherence to our low P/E, higher yielding process, will produce superior results over the long term.

                                                                            LOGO

-------------------------------------------------------------
                                   GROWTH
-------------------------------------------------------------

                                  DOLLARS
                        -----------------------------
                           FUND               INDEX
                        ---------            --------
Start                    10,000                10,000
        85               10,177                10,077
        86               11,325                11,941
        87               11,511                12,540
        88               13,641                14,580
        89               17,794                19,131
        90               18,220                18,485
        91               21,590                24,115
        92               22,614                25,948
        93               24,924                28,558
        94               25,522                28,933
        95               33,279                39,811
        96               39,794                48,928

-------------------------------------------------------------

----------------------------------------
       Average Annual Total Return
----------------------------------------

1 Year                   19.58%

5 year                   13.01%

Since Inception*         13.30%

----------------------------------------

           Past performance is not predictive of future performance.

    + The Index is the S&P 500 Index, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.
    * Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (96.2%)
Aerospace & Defense...................................................     3.2%
  Boeing Co. .........................................................                       31,886      $  3,391,873
  United Technologies Corp. ..........................................                       45,000         2,970,000
                                                                                                           ----------
                                                                                                            6,361,873
                                                                                                           ----------
Automotive & Equipment................................................     1.4%
  Genuine Parts Co. ..................................................                       61,800         2,750,100
                                                                                                           ----------
Building & Building Supplies..........................................     1.7%
  Masco Corp. ........................................................                       91,900         3,308,400
                                                                                                           ----------
Business Services, Media, etc. .......................................     2.7%
  Cognizant Corp. ....................................................                       68,600         2,263,800
  Dun & Bradstreet Corp. .............................................                      132,700         3,151,625
                                                                                                           ----------
                                                                                                            5,415,425
                                                                                                           ----------
Chemicals.............................................................     3.0%
  Grace (W.R.) & Co. .................................................                       67,400         3,487,950
  Great Lakes Chemical Corp. .........................................                       52,600         2,459,050
                                                                                                           ----------
                                                                                                            5,947,000
                                                                                                           ----------
Diversified...........................................................     1.4%
  Black & Decker Corp.................................................                       52,800         1,590,600
  Canadian Pacific Ltd. ..............................................                       41,500         1,099,750
                                                                                                           ----------
                                                                                                            2,690,350
                                                                                                           ----------
Drugs and Health Care.................................................     8.0%
  Aetna, Inc. ........................................................                       80,800         6,464,000
  Bristol-Meyers Squibb Co............................................                       41,100         4,469,625
  Mallinckrodt Group, Inc. ...........................................                      113,400         5,003,775
                                                                                                           ----------
                                                                                                           15,937,400
                                                                                                           ----------
Electronics...........................................................     1.9%
  Cooper Industries, Inc. ............................................                       90,200         3,799,675
                                                                                                           ----------
Finance-Banks.........................................................     8.4%
  Chase Manhattan Corp. ..............................................                       34,000         3,034,500
  Corestates Financial Corp. .........................................                       62,000         3,216,250
  Fleet Financial Group, Inc. ........................................                       85,000         4,239,375
  Mellon Bank Corp. ..................................................                       43,400         3,081,400
  Nations Bank Corp. .................................................                       31,300         3,059,575
                                                                                                           ----------
                                                                                                           16,631,100
                                                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance-Insurance.....................................................     5.1%
  General Re Corp. ...................................................                       18,400      $  2,902,600
  ITT Hartford Group, Inc. ...........................................                       51,000         3,442,500
  St. Paul Companies, Inc. ...........................................                       64,800         3,798,900
                                                                                                           ----------
                                                                                                           10,144,000
                                                                                                           ----------
Financial Institutions................................................     3.0%
  First Union Corp. ..................................................                       26,400         1,953,600
  Travelers Group, Inc. ..............................................                       89,633         4,067,097
                                                                                                           ----------
                                                                                                            6,020,697
                                                                                                           ----------
Foods.................................................................     3.1%
  Archer-Daniels Midland Co. .........................................                      278,653         6,130,366
                                                                                                           ----------
Machinery & Instrumentation...........................................     4.3%
  Deere & Co. ........................................................                       96,600         3,924,375
  Parker Hannifin Corp. ..............................................                      119,300         4,622,875
                                                                                                           ----------
                                                                                                            8,547,250
                                                                                                           ----------
Natural Gas...........................................................     1.7%
  TransCanada Pipelines Ltd. .........................................                      197,900         3,463,250
                                                                                                           ----------
Non-Ferrous Metals & Mining...........................................     3.9%
  Aluminum Co. of America.............................................                       76,700         4,889,625
  Reynolds Metals Co. ................................................                       49,600         2,796,200
                                                                                                           ----------
                                                                                                            7,685,825
                                                                                                           ----------
Office Equipment & Supplies...........................................     5.8%
  International Business Machines Corp. ..............................                       36,300         5,481,300
  Pitney Bowes, Inc. .................................................                       18,200           991,900
  Xerox Corp. ........................................................                       93,900         4,941,488
                                                                                                           ----------
                                                                                                           11,414,688
                                                                                                           ----------
Oil...................................................................     4.8%
  Exxon Corp. ........................................................                       35,100         3,439,800
  Mobil Corp. ........................................................                       33,000         4,034,251
  Repsol ADR..........................................................                       53,400         2,035,875
                                                                                                           ----------
                                                                                                            9,509,925
                                                                                                           ----------
Oil & Other Energy Sources............................................     4.0%
  Amoco Corp. ........................................................                       53,000         4,266,500
  USX Marathon Group..................................................                      157,400         3,757,925
                                                                                                           ----------
                                                                                                            8,024,425
                                                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Paper & Forest Products...............................................     3.9%
  James River Corp. ..................................................                      142,500      $  4,720,313
  Mead Corp. .........................................................                       50,800         2,952,750
                                                                                                           ----------
                                                                                                            7,673,063
                                                                                                           ----------
Pollution Control.....................................................     2.4%
  WMX Technologies, Inc. .............................................                      143,800         4,691,475
                                                                                                           ----------
Retail-Department Stores..............................................     0.9%
  Dillard Dept. Stores, Class A.......................................                       60,100         1,855,588
                                                                                                           ----------
Retail-Food Chains....................................................     1.9%
  American Stores Co. ................................................                       90,000         3,678,750
                                                                                                           ----------
Retail-Stores.........................................................     1.2%
  Circuit City Store, Inc. ...........................................                       80,500         2,425,062
                                                                                                           ----------
Telecommunications....................................................     3.0%
  AT&T Corp. .........................................................                      138,000         6,003,000
                                                                                                           ----------
Tobacco...............................................................     2.3%
  RJR Nabisco Holdings Corp. .........................................                      135,140         4,594,760
                                                                                                           ----------
Transportation........................................................     1.4%
  Burlington Northern Santa Fe Corp. .................................                       32,600         2,815,825
                                                                                                           ----------
Utilities-Electric....................................................     6.2%
  Entergy Corp. ......................................................                       99,000         2,747,250
  FPL Group, Inc. ....................................................                       60,500         2,783,000
  General Public Utilities Corp. .....................................                       85,400         2,871,575
  PECO Energy Co. ....................................................                      152,200         3,843,050
                                                                                                           ----------
                                                                                                           12,244,875
                                                                                                           ----------
Utilities - Telephone.................................................     5.6%
  GTE Corp. ..........................................................                       87,000         3,958,500
  NYNEX Corp. ........................................................                      149,000         7,170,625
                                                                                                           ----------
                                                                                                           11,129,125
                                                                                                           ----------
    TOTAL COMMON STOCK (COST $164,065,025)............................                                    190,893,272
                                                                                                           ----------
SHORT-TERM INVESTMENTS (3.8%)
  Temporary Investment Fund, Inc. - TempCash (Cost $7,579,202)........                     7,579,202        7,579,202
                                                                                                           ----------
    TOTAL INVESTMENTS (100.0%) (COST $171,644,227)....................                                   $198,472,474
                                                                                                           ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                               PERCENTAGE                   PRINCIPAL
                                                              OF PORTFOLIO     MATURITY       AMOUNT          VALUE
------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES (9.3%)
  Wachovia Bank of Georgia, 5.38%..........................                    01/09/97     $2,500,000     $ 2,497,011
  Mellon Bank, 5.36%.......................................                    02/26/97      2,600,000       2,578,322
                                                                                                           -----------
    TOTAL BANKERS' ACCEPTANCES (COST $5,075,333)...........                                                  5,075,333
                                                                                                           -----------
COMMERCIAL PAPER (85.4%)
Agricultural...............................................     1.8%
  Cargill, Inc., 5.35%.....................................                    01/21/97        975,000         972,102
                                                                                                           -----------
Consumer Finance...........................................     1.8%
  Transamerica Corp., 5.50%................................                    01/28/97      1,000,000         995,875
                                                                                                           -----------
Bank.......................................................     27.6%
  Bank of New York, 5.28%..................................                    01/10/97      2,000,000       1,997,360
  BankAmerica Corp., 5.34%.................................                    01/24/97      2,550,000       2,541,300
  Morgan (J.P.) & Co., Inc., 5.37%.........................                    01/08/97      2,575,000       2,572,311
  National City Credit Corp., 5.50%........................                    01/28/97      2,700,000       2,691,750
  Norwest Financial, Inc., 5.42%...........................                    02/14/97      2,645,000       2,627,478
  Republic New York Corp., 5.37%...........................                    01/14/97      2,600,000       2,594,958
                                                                                                           -----------
                                                                                                            15,025,157
                                                                                                           -----------
Finance....................................................     49.5%
  American Express Credit Corp., 5.80%.....................                    01/07/97      1,800,000       1,798,260
  C.I.T. Group Holdings, Inc., 5.40%.......................                    01/30/97      2,500,000       2,489,125
  Cargill Financial Services Corp., 5.32%..................                    01/13/97      1,575,000       1,572,207
  Chevron Oil Finance Co., 5.62%...........................                    01/09/97      1,000,000         998,751
  Commercial Credit Corp., 5.30%...........................                    01/06/97      2,650,000       2,648,049
  Deere (John) Credit Co., 5.31%...........................                    01/17/97      1,235,000       1,232,085
  Deere (John) Credit Co., 5.29%...........................                    01/17/97      1,325,000       1,321,886
  Ford Motor Credit Co., 5.38%.............................                    01/16/97      2,000,000       1,995,518
  General Electric Capital Corp., 5.42%....................                    01/27/97      2,500,000       2,490,214
  Household Finance Corp., 5.42%...........................                    01/15/97      2,550,000       2,544,625
  IBM Credit Corp., 5.49%..................................                    01/31/97      2,670,000       2,657,785
  Prudential Funding Corp., 5.32%..........................                    01/09/97      2,550,000       2,546,985
  Union Bank, Los Angeles, CA., 5.30%......................                    01/22/97      2,600,000       2,600,000
                                                                                                           -----------
                                                                                                            26,895,490
                                                                                                           -----------
Oil & Gas..................................................     4.7%
  Texaco, Inc., 5.48%......................................                    02/03/97      2,600,000       2,586,939
                                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $46,475,563)..............                                                 46,475,563
                                                                                                           -----------
AGENCY OBLIGATIONS (3.5%)
  Federal National Mortgage Discount Note, 5.32%
    (Cost $1,889,611)......................................                    02/07/97      1,900,000       1,889,611
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                               PERCENTAGE                     NUMBER
                                                              OF PORTFOLIO     MATURITY     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.80%)
  Temporary Investment Fund, Inc.-TempCash
    (Cost $1,000,057)......................................                                 $1,000,057     $ 1,000,057
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $54,440,564)..........                                                $54,440,564
                                                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
THE MARKET STREET FUND, INC.
THE BOND PORTFOLIO

1996 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

    For the fiscal year ended December 31, 1996, the Market Street Fund Bond Portfolio produced a total return of 2.9%, compared to the Lehman Aggregate Bond Index which returned 3.6%. The Lehman Aggregate Index is considered a good proxy for the overall fixed income market. During the same period, the average Lipper A-rated Corporate Bond Fund returned 2.5%.

    On December 31, 1995, the 10-year U.S. Treasury Index (Index) yielded 5.57%. The 1995 bull market in bonds finally fizzled in early 1996 when the Index set a low of 5.52% in January. Market participants realizing that the promised balanced budget was a long way from reality, that inflationary pressure continued to cast a long dark shadow, and that the economy was showing amazing resilience, abandoned the fixed income market, sending interest rates up sharply. The 10-year U.S. Treasury Index reached the high for the year on June 12, 1996 at 7.06%. The fixed income markets consolidated in a trading range until September. Investor sentiment once again began to change as the economy sputtered along without generating enough growth to ignite inflation or cause the Federal Reserve to tighten credit. The market did an "about-face" and rallied to the 6.04% level on November 29, 1996. On a price basis, the 10-year U.S. Treasury Index experienced a 10% price decline from January to June, only to recapture a 7% price increase from September to November. The Index closed the year at 6.42%.

    While the 10-year U.S. Treasury Index was experiencing this price volatility, corporate securities were going through the same gyrations, tempered slightly by their increased yield and the continued narrowing of yield spreads between corporates and Treasury securities. Mortgage securities also did well as a result of their shorter average maturities and their monthly income stream.

    During the year, the Portfolio shortened average maturity from 10.4 years to
8.4 years. On December 31, 1995, the Portfolio's assets were 75% invested in corporate securities. During the period, in response to the continued narrowing of yield spreads between corporates and Treasury, this position was reduced to 56% of assets. Finally, in recognition of the need for income, some of the funds generated from the sale of corporate securities were redeployed to the mortgage market where the Portfolio hopes to garner the added income and the reduce price volatility.

    The 1996 market performance was the result of having too long an average maturity in a bear market for bonds. In recognition of the longevity of the current economic expansion, we plan to maintain a relatively short average maturity until stronger signals are sent by the Federal Reserve as to the direction of interest rates or the likely pace of economic expansion.

Richard D. Temple

                         BOND

                ---------------------
                       Dollars
                ---------------------
                 Fund           Index
                 ----           -----
                10,000          10,000
                10,225          10,187
                11,864          11,742
                11,583          12,066
                12,330          13,018
                13,633          14,909
                14,683          16,245
                16,728          18,844
                17,724          20,239
                19,553          22,564
                18,454          21,892
                22,228          25,941
                22,863          26,883

                          ---------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------
                                               Since
                         1 Year     5 Year   Inception*
                         ------     ------   ---------
                          2.88%      6.45%     7.76%

                                                                        LOGO

           Past performance is not predictive of future performance.

    + The Index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.
    *  Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                PERCENTAGE                   PRINCIPAL
                                                               OF PORTFOLIO     MATURITY       AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES (17.4%)
  U.S. Treasury Note, 6.00%.................................                    12/31/00     $  600,000     $  601,758
  U.S. Treasury Note, 5.00%.................................                    08/31/97        250,000        245,463
  U.S. Treasury Note, 6.375%................................                    01/15/00        250,000        252,282
  U.S. Treasury Note, 5.50%.................................                    01/15/00        250,000        244,230
  U.S. Treasury Note, 6.375%................................                    08/15/02        500,000        503,500
  U.S. Treasury Note, 7.50%.................................                    05/15/05      1,000,000      1,068,730
                                                                                                            ----------
    TOTAL U.S. TREASURY NOTES (COST $2,913,524).............                                                 2,915,963
                                                                                                            ----------
AGENCY OBLIGATIONS (22.2%)
Collateralized Mortgage Obligation Trust, 7.95%.............     2.8%           05/01/17        457,959        469,767
                                                                                                            ----------
Federal Home Loan Bank......................................     5.9%
  Federal Home Loan Bank, 6.65%.............................                    11/13/01      1,000,000        993,320
                                                                                                            ----------
Federal Home Loan Mortgage Corporation......................     6.9%
  Federal Home Loan Mortgage Corp., 6.50%...................                    05/01/08        587,994        577,521
  Federal Home Loan Mortgage Corp., 8.00%...................                    11/01/08        518,992        528,561
  Federal Home Loan Mortgage Corp., 9.00%...................                    11/01/16          6,718          7,094
  Federal Home Loan Mortgage Corp., 8.00%...................                    03/01/17         39,090         39,811
                                                                                                            ----------
                                                                                                             1,152,987
                                                                                                            ----------
Federal Mortgage Corporation................................     3.6%
  Federal Mortgage Corp. Discount Note., 5.51%..............                    01/07/97        600,000        599,449
                                                                                                            ----------
Federal National Mortgage Association.......................     3.0%
  Federal National Mortgage Association, 7.50%..............                    12/01/06        491,793        501,629
                                                                                                            ----------
    TOTAL AGENCY OBLIGATIONS (COST $3,731,458)..............                                                 3,717,152
                                                                                                            ----------
CORPORATE BONDS (55.5%)
Industrial & Commercial Services............................     3.0%
  News American Holdings, Inc., 8.00%.......................                    10/17/16        500,000        499,375
Defense.....................................................     2.9%
  Northrop Corp., 7.00%.....................................                    03/01/06        500,000        491,875

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                               PERCENTAGE                    NUMBER
                                                              OF PORTFOLIO     MATURITY     OF SHARES        VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Financial Institutions.....................................     16.6%
  CS First Boston, 7.75%...................................                    05/15/06     $600,000      $   627,000
  First Union National Bank, 6.824%........................                    08/01/26      600,000          601,500
  Lehman Brothers Holdings, 8.80%..........................                    03/01/15      400,000          451,000
  Midland Bank, 7.65%......................................                    05/01/25      500,000          526,250
  Salomon Brothers, 6.875%.................................                    12/15/03      600,000          587,250
                                                                                                          -----------
                                                                                                            2,793,000
                                                                                                          -----------
Insurance..................................................     9.5%
  Farmers Insurance Exchange, 8.50%........................                    08/01/04      600,000          633,000
  Integon Corp., 9.50%.....................................                    10/15/01      400,000          428,500
  Liberty Mutual Insurance Co., 8.20%......................                    05/04/07      500,000          531,875
                                                                                                          -----------
                                                                                                            1,593,375
                                                                                                          -----------
Telecommunications.........................................     6.4%
  Comsat Corp. Medium Term Note, 8.05%.....................                    12/13/06      500,000          547,785
  Continental Cablevision, 8.30%...........................                    05/15/06      500,000          533,750
                                                                                                          -----------
                                                                                                            1,081,535
                                                                                                          -----------
Tobacco....................................................     2.5%
    Dimon, Inc., Senior Notes, 8.875%......................                    06/01/06      400,000          418,500
                                                                                                          -----------
Utilities-Electric.........................................     3.0%
  Mississippi Power and Light Co., 8.80%...................                    04/01/05      500,000          510,625
                                                                                                          -----------
Utilities-Gas..............................................     2.6%
  Consolidated Natural Gas Co., 8.625%.....................                    12/01/11      422,000          439,407
                                                                                                          -----------
Foreign....................................................     9.0%
  Banque Paribas Subordinate Notes, 6.875%.................                    03/01/09      500,000          476,875
  BCH Cayman Islands Ltd., 7.70%...........................                    07/15/06      600,000          516,250
  Swedish Export Credit Corp., 9.875%......................                    03/15/38      475,000          514,187
                                                                                                          -----------
                                                                                                            1,507,312
                                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $9,138,939)................                                                 9,335,004
                                                                                                          -----------
SHORT-TERM INVESTMENTS (4.9%)
  Prudential Funding Corp., 5.23%..........................                                  600,000          599,913
  Temporary Investment Fund, Inc., - TempCash..............                                  212,180          212,180
                                                                                                          -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $812,093)...........                                                   812,093
                                                                                                          -----------
    TOTAL INVESTMENTS (100.0%) (COST $16,596,014)..........                                               $16,780,212
                                                                                                          ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE MANAGED PORTFOLIO

1996 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

    The Market Street Managed Portfolio recorded a total return of 11.9% for the year ended December 31, 1996. The Portfolio's results were modestly behind the return for the median Lipper balanced fund, and fell between the 22.9% return for the Standard & Poor's 500 and the 3.6% return for the Lehman Aggregate Bond Index.

    The past twelve months was a volatile period for the financial markets. The stock market rallied strongly early in the year, as economic growth appeared much stronger than anticipated. Stocks corrected sharply in the summer, as economic indicators began to show signs of slowing, but rallied to all-time highs in the fall, as a consensus began to build for moderate economic growth, restrained inflation and relatively low interest rates. Meanwhile, fixed income securities also experienced considerable volatility. The bond market as measured by the 10-year US Treasury Index started the year at 5.57%. The Index declined to a low of 5.52% on January 18, and then rose almost uninterrupted until a high was set on June 12 at 7.05%. The Index then slowly declined over the remaining months and ended the year at 6.42%.

    The Managed Portfolio began the year with a mix of 53% stocks, 41% bonds and 6% cash. During the year, we decreased the Portfolio's exposure to the bond market and increased cash. The Portfolio benefited from its long-standing positions in the financial services sector, as well as significant holdings in consumer growth stocks (especially the pharmaceutical companies) and in the energy sector. As well, the Managed Portfolio has recently been underweighting the utilities sector, due to concern over the increasing competition in both the electrical and telephone groups. The Portfolio's de-emphasis of these groups also impacted performance positively, as these were the worst performance sectors of the stock market. At the end of the year, the Managed Portfolio's asset allocation was 54% stocks, 36% bonds and 10% cash.

    Looking ahead to 1997, we continue to expect that the economy will grow at a more moderate rate than has been the case in the last few years, and that inflation should remain restrained. Corporate earnings are likely to grow at a much slower rate than in the past several years, and in such an environment, we believe our commitments to stable financial, energy, consumer products and healthcare stocks are very appropriate. The recent national elections have again given us a Democratic Administration and a Republican Congress, which hopefully will be able to compromise on some of the important economic matters of the day, namely the budget defect and the future health of entitlement programs such as Social Security and Medicare. Any progress along these lines would, we believe, be regarded positively by the financial markets.

Rodney A. Buck, CFA
Richard A. Pender, CFA
David M. Brownlee, CFA

                                                                            LOGO

--------------------------------------------------
                      MANAGED
--------------------------------------------------

                              DOLLARS
                    ------------------------------
                              DOLLARS
                    FUND     LA INDEX    S&P INDEX
                    ------------------------------
START     84        10,000     10,000     10,000
          85        10,299     10,167     10,077
          86        11,543     11,742     11,941
          87        11,481     12,066     12,540
          88        12,631     13,018     14,580
          89        14,482     14,909     19,131
          90        13,235     16,245     18,485
          91        15,947     16,844     24,115
          92        17,854     20,239     25,948
          93        19,928     22,564     28,558
          94        19,566     21,692     28,933
          95        24,346     25,941     39,811
          96        27,238     31,882     41,256
--------------------------------------------------

--------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------

1 Year              11.88%

5 Year              11.30%

Since Inception*     9.48%
-------------------------------------------------

           Past performance is not predictive of future performance.

    # The Index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.
    + The Index is the S&P 500 Index, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.
    * Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (53.9%)
Automobiles & Auto Parts...............................................        2.5%
  Chrysler Corp. ......................................................                          9,100     $   300,300
  Echlin, Inc. ........................................................                          9,000         284,625
  Ford Motor Co. ......................................................                         16,000         510,000
                                                                                                           -----------
                                                                                                             1,094,925
                                                                                                           -----------
Banks..................................................................        5.1%
  BankAmerica..........................................................                          3,000         299,250
  Bank of New York Co., Inc............................................                         16,000         540,000
  Chase Manhattan Corp. ...............................................                          3,640         324,870
  Citicorp.............................................................                          3,500         360,500
  First Union Corp. ...................................................                          5,500         407,000
  Morgan (J.P.) & Co., Inc. ...........................................                          2,500         244,062
                                                                                                           -----------
                                                                                                             2,175,682
                                                                                                           -----------
Beverages..............................................................        0.6%
  Coca-Cola Co.........................................................                          5,000         263,125
                                                                                                           -----------
Building & Materials...................................................        1.0%
  Sherwin Williams Co. ................................................                          8,000         448,000
                                                                                                           -----------
Consumer & Business Services...........................................        2.1%
  Electronic Data Systems Corp.........................................                         10,035         434,014
  Omnicom Group, Inc. .................................................                         10,000         457,500
                                                                                                           -----------
                                                                                                               891,514
                                                                                                           -----------
Consumer Products......................................................        2.4%
  American Brands, Inc. ...............................................                          6,000         297,750
  Coleman Co., Inc. ...................................................                          9,700         133,375
  Kimberly-Clark Corp. ................................................                          4,000         381,000
  Rubbermaid, Inc. ....................................................                         10,500         283,875
                                                                                                           -----------
                                                                                                             1,051,000
                                                                                                           -----------
Drugs..................................................................        2.3%
  American Homes Products Corp. .......................................                          8,000         469,000
  Pfizer, Inc. ........................................................                          6,000         497,250
                                                                                                           -----------
                                                                                                               966,250
                                                                                                           -----------
Electrical Equipment...................................................        3.4%
  Emerson Electric Co. ................................................                          5,000         483,750
  General Electric Co. ................................................                          6,000         593,250
  Grainger (W.W.), Inc. ...............................................                          5,000         401,250
                                                                                                           -----------
                                                                                                             1,478,250
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy.................................................................        6.0%
  Amoco Corp...........................................................                          5,700     $   458,850
  Atlantic Richfield Co. ..............................................                          3,100         410,750
  Chevron Corp. .......................................................                          4,500         292,500
  Exxon Corp. .........................................................                          5,000         490,000
  Mobil Corp. .........................................................                          3,500         427,875
  Royal Dutch Petroleum Co. ...........................................                          3,000         512,250
                                                                                                           -----------
                                                                                                             2,592,225
                                                                                                           -----------
Financial..............................................................        1.2%
  American Express Co. ................................................                          9,500         536,750
                                                                                                           -----------
Foods..................................................................        2.7%
  CPC International, Inc. .............................................                          6,000         465,000
  Hannaford Bros. Co. .................................................                          7,000         238,000
  Sara Lee Corp. ......................................................                         12,000         447,000
                                                                                                           -----------
                                                                                                             1,150,000
                                                                                                           -----------
Healthcare Providers...................................................        1.2%
  Columbia/HCA Healthcare Corp. .......................................                         12,750         519,562
                                                                                                           -----------
Industrial Diversified.................................................        5.2%
  Boeing Co. ..........................................................                            336          35,742
  Crown Cork & Seal Co., Inc. .........................................                          8,000         435,000
  Dover Corp. .........................................................                          5,000         251,250
  Grace (W.R.) & Co. ..................................................                          4,000         207,000
  Parker-Hannifin Corp. ...............................................                         12,000         465,000
  PPG Industries, Inc. ................................................                          6,500         364,812
  *Rockwell International Corp. .......................................                          8,000         487,000
                                                                                                           -----------
                                                                                                             2,245,804
                                                                                                           -----------
Insurance..............................................................        4.7%
  Allstate Corp. ......................................................                         10,562         611,276
  American General Corp. ..............................................                         11,000         449,625
  American International Group, Inc. ..................................                          4,500         487,125
  Equitable of Iowa....................................................                         10,000         458,750
                                                                                                           -----------
                                                                                                             2,006,776
                                                                                                           -----------
Medical - Equipment & Supplies.........................................        1.0%
  Johnson & Johnson....................................................                          9,000         447,750
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Field Equipment & Services.........................................        2.0%
  Halliburton Co. .....................................................                          6,000     $   361,500
  Schlumberger Ltd.....................................................                          5,000         499,375
                                                                                                           -----------
                                                                                                               860,875
                                                                                                           -----------
Publishing.............................................................        1.7%
  Gannett, Inc.........................................................                          4,500         336,937
  McGraw Hill, Inc.....................................................                          8,000         369,000
                                                                                                           -----------
                                                                                                               705,937
                                                                                                           -----------
Railroads..............................................................        2.2%
  Canadian Pacific Ltd. ...............................................                         10,400         275,600
  Illinois Central Corp. Common, Series A..............................                         11,250         360,000
  Union Pacific Corp. .................................................                          5,000         300,625
                                                                                                           -----------
                                                                                                               936,225
                                                                                                           -----------
Retail.................................................................        2.3%
  May Department Stores Co. ...........................................                          6,700         313,225
  Nordstrom, Inc. .....................................................                          6,300         223,256
  Sears, Roebuck and Co. ..............................................                         10,000         461,250
                                                                                                           -----------
                                                                                                               997,731
                                                                                                           -----------
Telecommunications.....................................................        0.3%
  Lucent Technologies, Inc. ...........................................                          2,868         132,645
                                                                                                           -----------
Tobacco................................................................        0.6%
  Philip Morris Company, Inc. .........................................                          2,300         259,037
                                                                                                           -----------
Utilities - Electric...................................................        0.8%
  FPL Group, Inc. .....................................................                          7,000         322,000
                                                                                                           -----------
Utilities - Gas........................................................        1.7%
  Enron Corp. .........................................................                          8,000         345,000
  Sonat, Inc. .........................................................                          7,500         386,250
                                                                                                           -----------
                                                                                                               731,250
                                                                                                           -----------
Utilities - Telephone..................................................        0.9%
  GTE Corp.............................................................                          8,500         386,750
                                                                                                           -----------
    TOTAL COMMON STOCK (COST $16,255,599)..............................                                     23,200,064
                                                                                                           -----------
CONVERTIBLE STOCK (0.4%)
 *Microsoft Corp., Preferred Series A Convertible, 2.75%
    (COST $167,738)....................................................                          2,100         168,262
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE      PRINCIPAL
                                                                           OF PORTFOLIO       AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (16.1%)
Banks..................................................................        1.2%
  BCH Cayman Islands, 7.70%, Due 07/15/06..............................                     $  500,000     $   516,250
                                                                                                           -----------
Defense................................................................        1.1%
  Northrop-Grumman, 7.00%, Due 03/01/06................................                        500,000         491,875
                                                                                                           -----------
Financial Institutions.................................................        6.1%
  CS First Boston, 7.75%, Due 05/15/06.................................                        500,000         522,500
  First Union Corp., 6.824%, Due 08/01/06..............................                        600,000         601,500
  Lehman Brothers Holdings, 8.80%, Due 03/01/15........................                        400,000         451,000
  Midland Bank, 7.65%, Due 05/01/25....................................                        550,000         578,875
  Salomon Brothers, 6.875%, Due 12/15/03...............................                        500,000         489,375
                                                                                                           -----------
                                                                                                             2,643,250
                                                                                                           -----------
Industrial.............................................................        1.1%
  News American Holdings, 8.00%, Due 10/17/16..........................                        500,000         499,375
                                                                                                           -----------
Insurance..............................................................        3.0%
  Farmers Insurance Exchange, 8.50%, Due 08/01/04......................                        700,000         738,500
  Liberty Mutual Insurance Co., 8.20%, Due 05/04/07....................                        500,000         531,875
                                                                                                           -----------
                                                                                                             1,270,375
                                                                                                           -----------
Telecommunications.....................................................        2.5%
  Comsat Medium Term Note, 8.05%, Due 12/13/06.........................                        500,000         547,785
  Continental Cablevision, 8.30%, Due 05/15/06.........................                        500,000         533,750
                                                                                                           -----------
                                                                                                             1,081,535
                                                                                                           -----------
Tobacco................................................................        1.0%
  Dimon, Inc., 8.875%, Due 06/01/06....................................                        400,000         418,500
                                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $6,859,440)............................                                      6,921,160
                                                                                                           -----------
U.S. TREASURY NOTES (9.3%)
  U.S. Treasury Note, 6.00%, Due 08/31/97..............................                        500,000         501,465
  U.S. Treasury Note, 6.375%, Due 01/15/00.............................                        500,000         504,565
  U.S. Treasury Note, 6.125%, Due 07/31/00.............................                      1,000,000       1,000,090
  U.S. Treasury Note, 6.25%, Due 08/31/00..............................                      2,000,000       2,006,900
                                                                                                           -----------
    TOTAL U.S. TREASURY NOTES (COST $4,013,117)........................                                      4,013,020
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS (10.8%)
Collateralized Mortgage Obligation Trust...............................        1.1%
  7.95%, Due 05/01/17..................................................                     $  458,000     $   469,767
Government National Single Family......................................        2.3%
  7.50%, Due 12/15/26..................................................                      1,000,000       1,000,313
Farmers Mac Discount Note..............................................        2.8%
  5.32%, Due 01/02/97..................................................                      1,200,000       1,199,823
Federal Home Loan Bank Bonds...........................................        1.4%
  6.65%, Due 11/13/01..................................................                        600,000         595,992
Federal Home Loan Mortgage Corp. ......................................        3.2%
  8.00%, Due 11/01/08..................................................                        519,000         528,561
  6.50%, Due 01/01/11..................................................                        873,000         857,384
                                                                                                           -----------
                                                                                                             1,385,945
                                                                                                           -----------
    TOTAL AGENCY OBLIGATIONS (COST $4,688,086).........................                                      4,651,840
                                                                                                           -----------
SHORT-TERM INVESTMENTS (9.5%)
  Norwest Financial, Inc., 5.55%, Due 01/14/97.........................                      2,000,000       1,995,992
  Prudential Funding Corp., 5.56%, Due 01/01/97........................                        500,000         499,537
  Prudential Funding Corp., 5.56%, Due 01/10/97........................                      1,200,000       1,198,332
  Temporary Investment Fund, Inc. - TempCash...........................                        408,177         408,177
                                                                                                           -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $4,102,038).....................                                      4,102,038
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $36,086,018)......................                                    $43,056,384
                                                                                                           ===========

* Non-income producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

1996 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

    This past year was a relatively good one for the Market Street Aggressive Growth Portfolio. We are pleased to report that your portfolio outperformed both the Russell 2000 Index (a proxy for small company stocks) and most small company mutual funds. For the twelve month period ending December 31, 1996, the Market Street Aggressive Growth Portfolio returned 21.0% as compared to 16.5% for the Russell 2000 and 19.1% for the median Lipper small company mutual fund.

    Some notable positive events this year with respect to the Portfolio's holdings included USA Waste's acquisition of Western Waste, Conseco's acquisition of American Travellers, and Halliburton's acquisition of Landmark Graphics. The Portfolio's exposure to the energy services industry via Smith International, test equipment for communication systems via Dynatech, fiber optic and network connection systems via Methode Electronics, and the growing demand for security services via ADT, Ltd. also contributed to this year's favorable results. The Portfolio benefited from its exposure to affluent baby boomers, and its investment in Ethan Allen Interiors was particularly rewarding.

    Looking forward to 1997, we continue to envisage relatively strong prices for oil and gas. Accordingly, we still favor the energy services industry. We are also quite optimistic about prospects for various health care sectors, such as drug delivery systems. We believe that our preference for shares of small companies that have developed, or are developing, strong brand names and attractive franchises will prove to be a successful investment strategy.

Keniston P. Merrill
Richard A. Pender, CFA
Scott T. Brayman, CFA

                               AGGRESSIVE GROWTH

                                      -------------------------
                                               Dollars
                                      -------------------------
                                        Fund            Index
---------------------------------------------------------------
        Start                           10,000          10,000
                         89             10,558          10,340
                         90             11,695           8,324
                         91             18,283          12,161
                         92             18,755          14,399
                         93             19,730          17,120
                         94             19,730          16,808
                         95             22,389          21,599
                         96             27,091          25,171

                          AVERAGE ANNUAL TOTAL RETURN
                          ---------------------------
                                                           Since
                         1 Year          5 Year         Inception*
                         ------          ------         ---------
                         21.00%           5.18%           13.87%

                                                                            LOGO

           Past performance is not predictive of future performance.

    + The Index is the Russell 2000 Index, an unmanaged stock index of small capitalization companies which includes reinvestment of all income.
    *  Inception date was May 1, 1989.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (80.6%)
Auto Parts & Repair....................................................        1.6%
  Pep Boys-Manny, Moe & Jack...........................................                         17,800     $   547,350
                                                                                                           -----------
Beverages..............................................................        1.2%
  *Robert Mondavi Corp., Class A.......................................                         11,000         401,500
                                                                                                           -----------
Communications.........................................................        3.0%
  *Dynatech Corp.......................................................                         13,500         597,375
  *Verifone, Inc.......................................................                         14,000         413,000
                                                                                                           -----------
                                                                                                             1,010,375
                                                                                                           -----------
Drugs-Drug Delivery....................................................        2.7%
  *Scherer (R.P.) Corp.................................................                         18,500         929,625
                                                                                                           -----------
Electronics............................................................        4.2%
  Harman International Industries, Inc.................................                         11,860         659,712
  Methode Electronics, Inc. Class A....................................                         38,000         769,500
                                                                                                           -----------
                                                                                                             1,429,212
                                                                                                           -----------
Energy.................................................................        6.6%
  *Calenergy Co., Inc..................................................                         22,000         739,750
  *Smith International, Inc............................................                         34,000       1,525,750
                                                                                                           -----------
                                                                                                             2,265,500
                                                                                                           -----------
Environmental Control..................................................        3.7%
  *USA Waste Services, Inc.............................................                         22,650         721,969
  *Waste Management International Plc-ADR..............................                         70,000         551,250
                                                                                                           -----------
                                                                                                             1,273,219
                                                                                                           -----------
Finance................................................................        7.1%
  Duff & Phelps Credit Rating Co.......................................                         12,500         301,562
  First Commerce Corp..................................................                          6,000         233,250
  Mercantile Bankshares Corp...........................................                         12,000         384,000
  ROC Communities......................................................                         27,300         757,575
  Wilmington Trust Corp................................................                         18,800         742,600
                                                                                                           -----------
                                                                                                             2,418,987
                                                                                                           -----------
Food & Food Distributors...............................................        6.6%
  Goodmark Foods, Inc..................................................                         25,700         424,050
  Hannaford Bros. Co...................................................                         15,100         513,400
  Smart & Final, Inc...................................................                         28,000         605,500
  Tootsie Roll Industries, Inc.........................................                         17,455         691,654
                                                                                                           -----------
                                                                                                             2,234,604
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Healthcare Providers...................................................        2.5%
 *Alpha Beta Technology, Inc...........................................                         17,000     $   179,563
 *Genesis Health Ventures..............................................                         21,450         667,631
                                                                                                           -----------
                                                                                                               847,194
                                                                                                           -----------
Insurance..............................................................        3.4%
  Conseco, Inc.........................................................                         18,091       1,153,301
                                                                                                           -----------
Industrial & Commercial Services.......................................        5.0%
  Analysts International Corp..........................................                         16,000         452,000
 *Healthcare Services Group............................................                         48,500         485,000
  Kelly Services, Inc..................................................                         15,600         421,200
  Olsten Corp..........................................................                         22,000         332,750
                                                                                                           -----------
                                                                                                             1,690,950
                                                                                                           -----------
Industrial Diversified.................................................        8.8%
  Donaldson, Inc.......................................................                         22,000         737,000
  Lawter International, Inc............................................                         51,500         650,188
 *Material Sciences Corp...............................................                         40,800         734,400
 *Bush Boake Allen, Inc................................................                         33,500         891,938
                                                                                                           -----------
                                                                                                             3,013,526
                                                                                                           -----------
Manufacturing..........................................................        2.4%
  Calgon Carbon Corp. .................................................                         66,000         808,500
                                                                                                           -----------
Medical-Equipment & Supplies...........................................        7.9%
  Allergan, Inc........................................................                         20,000         712,500
  Ballard Medical Products.............................................                         18,000         335,250
  Hillenbrand Industries, Inc..........................................                         19,000         688,750
  Minntech Corp........................................................                         28,100         323,150
 *Research Medical, Inc................................................                         26,800         616,400
                                                                                                           -----------
                                                                                                             2,676,050
                                                                                                           -----------
Oil Equipment & Services...............................................        2.4%
  Halliburton Co.......................................................                         13,776         830,004
                                                                                                           -----------
Restaurants............................................................        1.8%
  Sbarro, Inc..........................................................                         24,700         629,850
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail-Department Stores...............................................        4.4%
  Ethan Allen Industries, Inc..........................................                         22,500     $   866,250
  Talbots, Inc.........................................................                         23,000         658,375
                                                                                                           -----------
                                                                                                             1,524,625
                                                                                                           -----------
Security Services......................................................        2.9%
 *ADT Ltd..............................................................                         43,000         983,625
                                                                                                           -----------
Software...............................................................        2.4%
 *Filenet Corp.........................................................                         13,000         416,000
 *Sterling Commerce....................................................                         12,000         423,000
                                                                                                           -----------
                                                                                                               839,000
                                                                                                           -----------
    TOTAL COMMON STOCK (COST $21,313,188)..............................                                     27,506,997
                                                                                                           -----------
PREFERRED STOCK (0.2%)
  Phoenix Duff & Phelps Preferred Convertible Series A, $1.50, (Cost
    $71,441)...........................................................                          2,500          62,500
                                                                                                           -----------
SHORT-TERM INVESTMENTS (19.2%)
  Beneficial Corp., 5.52%, Due 01/15/97................................                     $1,600,000       1,596,566
  Federal Agricultural Mortgage Corp., 5.32%, Due 01/02/97.............                      1,500,000       1,499,778
  General Electric Capital Corp., 5.35%, Due 01/22/97..................                        950,000         947,035
  National City Credit Corp., 5.46%, Due 01/08/97......................                      1,000,000         998,938
  Prudential Funding Corp., 5.60%, Due 01/10/97........................                      1,500,000       1,497,900
                                                                                                           -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $6,540,217).....................                                      6,540,217
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $27,924,846)......................                                    $34,109,714
                                                                                                           ===========

* Non-income producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE INTERNATIONAL PORTFOLIO

1996 Annual Review
The Boston Company Asset Management, Inc.

--------------------------------------------------------------------------------

    In 1996 the Market Street Fund International Portfolio outperformed the EAFE Index. Your portfolio returned 10.9% versus EAFE, net of dividends, which returned 6.0%. A strong U.S. dollar generally reduced local returns in nearly all of the major markets. The major exceptions were Australia, New Zealand, the United Kingdom and Italy.

    The most significant factor influencing performance this year was Japan. Despite a mildly improving economy, low interest rates and a slightly weaker currency (thereby supporting exports), Japanese investors seemingly shunned the equity market and invested their money elsewhere. Poor local returns in both the equity and bond markets in recent years have driven Japanese institutional investors to seek the higher returns available in the U.S. and elsewhere. As a result, the Nikkei 225 lost 2.55% in local currency and lost nearly 13% in dollar terms.

    A cursory view of the European markets showed that they, in aggregate, returned nearly 23% in local currency and 21% in dollar terms. Driving the strong returns in Europe were two related factors, declining interest rates and fiscal and political preparation for the European Monetary Union. Those countries that are viewed as the most likely participants in the new single currency garnered some of the best returns. Germany, France, and Ireland are all likely to meet the convergence criteria.

    The two countries most likely not to join the single currency at its outset were coincidentally two of the three weakest performers for the year. They are Switzerland and the United Kingdom. The Swiss market closed up 19.5%. The Swiss are reluctant to surrender their neutrality and so are not likely to join the EMU in 1999.

    In the UK, the FTSE 100 closed up only 11.6% in local terms. The two issues that drove 1996 performance and more importantly, set the tone for 1997, are the upcoming election and the hotly debated issue of joining the single currency. The election must be held by May at the latest and while the consensus projects a Labor party victory, no one expects that basic fiscal and monetary policies will change under a new administration. The question of Britain's joining the single currency is not an easy one to judge. Economic and fiscal policies appear to be working towards meeting the convergence criteria. The underlying theory is that should the UK decide not to join, it should be for reasons of its own choosing and not because it failed to meet the convergence criteria. Either way, fiscal and economic policies of both the Labor and Tory parties are moving positively towards low inflation, slow growth and a declining fiscal deficit.

    As we look into 1997, we are actively examining the market's perception of value. We believe that a critical review of value will continue to help your portfolio achieve a positive risk reward profile.

                                                                            LOGO

------------------------------------------------
                 INTERNATIONAL
------------------------------------------------

                          Dollars
                   ----------------------
                   Fund            Index
                   ----------------------
Start              10,000          10,000
        91          9,712          10,030
        92          9,003           6,806
        93         12,254          11,677
        94         12,286          12,585
        95         14,044          13,994
        96         15,573          14,634
------------------------------------------------


------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------
1 Year                  10.59%

5 Year                   9.90%

Since Inception*         5.95%
------------------------------------------------







           Past performance is not predictive of future performance.

    + The Index is the Morgan Stanley Capital International Europe, Australia,
      Far East (EAFE) Index, an unmanaged index of more than 900 companies from these regions. The EAFE Index reflects the prices of these common stocks translated into U.S. dollars with dividends reinvested net of any foreign taxes.
    *  Inception date was November 1, 1991.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                             PERCENTAGE       NUMBER
                                                                            OF PORTFOLIO     OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (96.2%)
Austria..................................................................     0.3%
  Creditanstalt PS.......................................................                       1,200      $   155,024
                                                                                                           -----------
Australia................................................................     3.2%
  Amcor Ltd. ............................................................                      45,000          289,330
  Australia & New Zealand Bank Group Ltd. ...............................                      50,000          315,120
  Boral Ltd. ............................................................                     204,724          582,485
  Commonwealth Installment Receipt Trustee Ltd. .........................                      43,004          267,611
  Goodman Fielder........................................................                     112,993          140,091
                                                                                                           -----------
                                                                                                             1,594,637
                                                                                                           -----------
France...................................................................     4.4%
  C.S.F. (Thomson-C.S.F.)................................................                      14,419          469,005
  CLF - Dexia France.....................................................                       5,000          429,724
  Danone.................................................................                       3,704          516,341
  Societe Generale.......................................................                       6,748          724,296
                                                                                                           -----------
                                                                                                             2,139,366
                                                                                                           -----------
Germany..................................................................     9.5%
  Bayer AG...............................................................                      13,000          530,130
  Bayer Motoren AG.......................................................                         800          557,403
  Deutsche Bank AG.......................................................                      15,000          700,325
  GEA AG.................................................................                       1,600          489,351
  Henkel KGAA............................................................                       1,000           47,727
  Henkel KGAA - Vorzug Preferred.........................................                      11,000          552,143
  Siemens AG.............................................................                      11,500          541,396
  Tarkett................................................................                      15,000          299,026
  Veba AG................................................................                       8,500          491,234
  Viag AG................................................................                       1,200          470,649
                                                                                                           -----------
                                                                                                             4,679,384
                                                                                                           -----------
Hong Kong................................................................     3.2%
  Cheung Kong Holdings...................................................                      57,000          506,527
  Hong Kong Electric.....................................................                     145,000          481,678
  HSBC Holdings Plc......................................................                      13,418          287,038
  Yue Yuen Industrial....................................................                     750,000          285,982
                                                                                                           -----------
                                                                                                             1,561,225
                                                                                                           -----------
Italy....................................................................     2.3%
  Fiat SpA...............................................................                     105,000          316,552
  STET Di Risp...........................................................                     250,000          840,722
                                                                                                           -----------
                                                                                                             1,157,274
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                             PERCENTAGE       NUMBER
                                                                            OF PORTFOLIO     OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (CONTINUED)
Japan....................................................................     27.9%
  Canon, Inc. ...........................................................                      38,000      $   840,795
  Chudenko Corp. ........................................................                       7,000          202,074
  Credit Saison Co. .....................................................                      37,000          828,263
  Dai-Tokyo Fire and Marine Insurance....................................                     117,000          621,910
  Hitachi Koki Co. ......................................................                      55,000          394,080
  Hitachi Ltd. ..........................................................                      65,000          606,742
  Honda Motor Co. Ltd. ..................................................                      17,000          486,344
  Ito-Yokado Co. Ltd. ...................................................                      13,000          566,292
  Kao Corp. .............................................................                      60,000          700,086
  Mabuchi Motors.........................................................                      11,200          564,356
  Mikuni Coca-Cola Bottling Co. Ltd. ....................................                      40,000          518,583
  Mineba Company Ltd. ...................................................                      65,000          543,820
  Mitsubishi Heavy Industries Ltd. ......................................                      90,000          715,644
  Murata Manufacturing Co. Ltd. .........................................                      22,000          722,558
  Nichiei................................................................                       6,500          478,090
  Nishimatsu Construction................................................                      55,000          480,121
  Ono Pharmaceutical.....................................................                       8,000          235,091
  Sankyo Co. Ltd. .......................................................                      15,000          439,499
  Sekisui Chemical Co....................................................                      27,000          273,034
  Sekisui House..........................................................                      48,000          489,542
  Sony Corp. ............................................................                       9,000          590,406
  Toshiba Corp. .........................................................                     100,000          629,213
  Toyota Motor Corp. ....................................................                      28,000          805,877
  Yamanouchi Pharmaceuticals.............................................                      22,000          452,550
  Yamato Transportation..................................................                      55,000          570,441
                                                                                                           -----------
                                                                                                            13,755,411
                                                                                                           -----------
Malaysia.................................................................     1.2%
  Affin Holdings.........................................................                     160,000          440,222
  IOI Properties Berhad..................................................                      43,000          139,588
                                                                                                           -----------
                                                                                                               579,810
                                                                                                           -----------
Netherlands..............................................................     4.4%
  ABN Amro Holding.......................................................                       8,156          528,778
  Hollandsche Beton......................................................                       2,050          423,196
  Hunter Douglas N.V.....................................................                       7,956          534,621
  International Nederlanden Group........................................                       6,666          239,156
  Koninklijke K.N.P. ....................................................                      20,000          436,062
                                                                                                           -----------
                                                                                                             2,161,813
                                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                             PERCENTAGE       NUMBER
                                                                            OF PORTFOLIO     OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (CONTINUED)
New Zealand..............................................................     1.2%
  Air New Zealand........................................................                      61,091      $   166,089
  Fletcher Energy........................................................                     150,000          435,420
                                                                                                           -----------
                                                                                                               601,509
                                                                                                           -----------
Norway...................................................................     1.3%
  Christiana Bank........................................................                      90,000          284,485
  Orkla..................................................................                       5,500          348,564
                                                                                                           -----------
                                                                                                               633,049
                                                                                                           -----------
Portugal.................................................................     0.5%
  Banco Comercial Portugues..............................................                      20,000          262,938
                                                                                                           -----------
Singapore................................................................     1.4%
  Development Bank.......................................................                      30,000          405,289
  Far East Levingston....................................................                      53,000          276,555
                                                                                                           -----------
                                                                                                               681,844
                                                                                                           -----------
Spain....................................................................     1.1%
  Gas y Electricidad SA Gesa.............................................                       8,591          546,550
                                                                                                           -----------
Sweden...................................................................     0.7%
  Marieberg Tidnings AB..................................................                      14,000          343,910
                                                                                                           -----------
Switzerland..............................................................     4.7%
  Magazine Zum Globus....................................................                         100           51,788
  Magazine Zum Globus Participating Certificates, Zurich.................                         550          253,279
  Nestle SA..............................................................                         300          321,237
  Schweizerischer Bankverein.............................................                       3,350          635,302
  Sulzer AG-Registered Shares............................................                         830          478,085
  Zurich Versicherungs...................................................                       2,000          554,396
                                                                                                           -----------
                                                                                                             2,294,087
                                                                                                           -----------
United Kingdom...........................................................     11.6%
  Abbey National Plc.....................................................                      50,000          655,796
  BTR Ordinary Plc.......................................................                     158,823          773,336
  Bunzel Plc.............................................................                     125,000          499,348
  D.S. Smith.............................................................                      71,178          380,749
  Devro Plc..............................................................                      60,000          276,720
  Laird Group Ordinary...................................................                      65,000          443,541

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                             PERCENTAGE       NUMBER
                                                                            OF PORTFOLIO     OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK AND PREFERRED STOCK (CONTINUED)
  National Westminster Bank..............................................                      75,183      $   884,266
  Powergen Plc...........................................................                      84,443          828,123
  RTZ Corp...............................................................                      41,351          665,007
  Scapa Group............................................................                      70,603          297,175
                                                                                                           -----------
                                                                                                             5,704,061
                                                                                                           -----------
United States............................................................     17.3%
  AKZO N.V. Sponsored ADR................................................                       3,500          236,250
  Alcatel Alsthom ADR....................................................                      28,516          456,256
  Cable and Wireless ADR.................................................                      22,000          541,750
  Corporacion Bancaria de Espanol ADR....................................                      29,000          652,500
  Elf Aquitaine ADR......................................................                      18,751          848,483
  Ente Nazionale Idrocarburi SpA-ADR.....................................                      10,000          516,250
  Hanson Trust Plc ADR...................................................                      33,000          222,750
  *Imperial Tobacco Group ADR............................................                       8,250          106,450
  Istituto Mobiliare Italiano ADR........................................                      19,000          491,625
  KPN ADS................................................................                       8,863          335,686
  Philips N.V. ADR.......................................................                      10,000          400,000
  Repsol ADR.............................................................                      22,000          838,750
  Rhone Poulenc S.A. Sponsored ADR.......................................                      14,295          484,243
  Scania AB Class A-ADR..................................................                       8,000          193,000
  Scania AB Class B-ADR..................................................                       3,000           72,375
  Tele Danmark ADR.......................................................                      17,500          476,875
  Telefonos De Mexico S.A.-ADR...........................................                       9,500          313,500
  Unilever N.V-ADR.......................................................                       3,000          525,750
  Volvo AB-ADR...........................................................                      15,000          326,250
  YPF Sociedad Anonima ADR...............................................                      20,000          505,000
                                                                                                           -----------
                                                                                                             8,543,741
                                                                                                           -----------
    TOTAL COMMON STOCK AND PREFERRED STOCK (COST $43,890,604)............                                   47,395,633
                                                                                                           -----------
SHORT-TERM INVESTMENTS (3.8%)
  Temporary Investment Fund, Inc.-TempCash
    (Cost $1,881,582)....................................................                    1,881,582       1,881,582
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $45,772,186)........................                                  $49,277,215
                                                                                                           ===========

* Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE COMMON STOCK PORTFOLIO

1996 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

    The Common Stock Portfolio produced a total return of 14.2% for the period from inception (March 18) until December 31, 1996. This figure was below the 17.6% return for the Standard & Poor's 500, but modestly ahead of the 14.0% return for the Lipper Growth & Income Fund Index.

    While the stock market appreciated strongly during the year, the ride was far from smooth. Vigorous economic growth early in the year propelled the market higher, leading to some speculative excesses, particularly among the small capitalization issues, in early spring. When economic activity began to show signs of slowing, the market suffered a minor correction in July. Since that time, however, with the consensus shifting back to a forecast of moderate growth, restrained inflation and relatively low interest rates, the market has again rallied strongly, and ended the year near its all-time high. Also contributing to the year-end strength were the results of the national election, which again elected a balanced government, with the Republicans controlling the United States Congress, and the Democrats the White House.

    For the second year in a row, one of the strongest sectors in the stock market was the financial services group. The Common Stock Portfolio benefited from this trend, with significant holdings in both banking and insurance companies. Also very positively impacting performance of the Portfolio were substantial holdings in consumer growth stocks (particularly pharmaceutical companies) and our investments in the energy sector (especially our holdings in oilfield service companies and diversified natural gas companies). The weakest sector in the stock market has been the electrical and telephone utilities. Although traditionally a strong source of dividend income for our growth & income portfolios, we have de-emphasized these groups recently due to concerns about competitive pressures, retaining holdings in only a very few, better positioned companies. Our underweighting of the utilities groups has also contributed very positively to the performance of the Portfolio.

    Looking forward, we anticipate that 1997 will bring a continuation of the trend of modest economic growth and restrained inflation. We believe that, in such a moderate growth, stable interest rate environment, the market will continue to favor the stocks of companies with consistent earnings records. The Common Stock Portfolio continues to maintain sizable commitments to the financial, energy, consumer products and healthcare areas, all of which should benefit in the anticipated economic environment.

Keniston P. Merrill
Richard A. Pender, CFA
Daniel J. Manion



-----------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------

Since Inception*          14.22%
-----------------------------------------------------



-----------------------------------------------------
                   COMMON STOCK
-----------------------------------------------------

                          Dollars
                   ---------------------
                   Fund           Index
                   ---------------------
Start             10,000          10,000
          96      11,422          11,760
-----------------------------------------------------

                                                                      LOGO

          Past performance is not predictive of future performance.

    + The Index is the S&P 500 Index, an unmanaged index of 500 U.S. common stocks that include reinvestment of dividends.
    *  Inception date was March 18, 1996.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (92.6%)
Automobiles...........................................................     4.5%
  Chrysler Corp.......................................................                        2,600      $     85,800
  Echlin, Inc.........................................................                        2,500            79,062
  Ford Motor Co.......................................................                        4,000           127,500
                                                                                                          -----------
                                                                                                              292,362
                                                                                                          -----------
Banks.................................................................     11.0%
  Bank of New York Co., Inc...........................................                        4,500           151,875
  BankAmerica Corp....................................................                        1,000            99,750
  Chase Manhattan Corp................................................                        1,300           116,025
  Citicorp............................................................                        1,300           133,900
  First Union Corp....................................................                        1,400           103,600
  Morgan (J.P.) & Co., Inc............................................                        1,200           117,150
                                                                                                          -----------
                                                                                                              722,300
                                                                                                          -----------
Beverages.............................................................     1.9%
  Coca-Cola Co........................................................                        2,400           126,300
                                                                                                          -----------
Building Materials....................................................     1.6%
  Sherwin Williams Co.................................................                        1,900           106,400
                                                                                                          -----------
Business & Consumer Services..........................................     3.4%
  Electronic Data Systems Corp........................................                        2,800           121,100
  Omnicom Group, Inc..................................................                        2,200           100,650
                                                                                                          -----------
                                                                                                              221,750
                                                                                                          -----------
Consumer Products.....................................................     6.3%
  American Brands, Inc................................................                        2,000            99,250
  Gillette Co.........................................................                        1,600           124,400
  Kimberly-Clark Corp.................................................                        1,300           123,825
  Rubbermaid, Inc.....................................................                        2,800            63,700
                                                                                                          -----------
                                                                                                              411,175
                                                                                                          -----------
Drugs.................................................................     3.9%
  American Home Products Corp.........................................                        2,200           128,975
  Pfizer, Inc.........................................................                        1,500           124,313
                                                                                                          -----------
                                                                                                              253,288
                                                                                                          -----------
Electrical Equipment..................................................     5.4%
  Emerson Electric Co.................................................                        1,800           174,150
  General Electric Co.................................................                        1,800           177,975
                                                                                                          -----------
                                                                                                              352,125
                                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy................................................................     10.5%
  Amoco Corp..........................................................                        1,300      $    104,650
  Atlantic Richfield Co...............................................                          500            66,250
  Chevron Corp........................................................                        1,200            78,000
  Exxon Corp..........................................................                        1,500           147,000
  Mobil Corp..........................................................                        1,000           122,250
  Royal Dutch Petroleum Co............................................                        1,000           170,750
                                                                                                          -----------
                                                                                                              688,900
                                                                                                          -----------
Financial.............................................................     2.6%
  American Express Co.................................................                        3,000           169,500
 *Echelon International Corp..........................................                          133             2,083
                                                                                                          -----------
                                                                                                              171,583
                                                                                                          -----------
Foods.................................................................     3.3%
  CPC International, Inc..............................................                        1,100            85,250
  Sara Lee Corp.......................................................                        3,500           130,375
                                                                                                          -----------
                                                                                                              215,625
                                                                                                          -----------
Healthcare Providers..................................................     2.1%
  Columbia Healthcare Corp............................................                        3,300           134,475
                                                                                                          -----------
Industrial - Diversified..............................................     8.3%
  Boeing Co...........................................................                           96            10,212
  Crown Cork & Seal Co., Inc..........................................                        2,000           108,750
  Grace (W.R.) & Co...................................................                        1,300            67,275
  Parker Hannifin Corp................................................                        3,300           127,875
  PPG Industries, Inc.................................................                        1,600            89,800
 *Rockwell International Corp.........................................                        2,300           140,013
                                                                                                          -----------
                                                                                                              543,925
                                                                                                          -----------
Insurance.............................................................     6.1%
  Allstate Corp.......................................................                        2,400           138,900
  American General Corp...............................................                        3,200           130,800
  American International Group, Inc...................................                        1,200           129,900
                                                                                                          -----------
                                                                                                              399,600
                                                                                                          -----------
Medical - Equipment & Supplies........................................     1.8%
  Johnson & Johnson...................................................                        2,400           119,400
                                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                          PERCENTAGE        NUMBER
                                                                         OF PORTFOLIO      OF SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Field Equipment & Services........................................     3.3%
  Halliburton Co......................................................                        1,600      $     96,400
  Schlumberger Ltd....................................................                        1,200           119,850
                                                                                                          -----------
                                                                                                              216,250
                                                                                                          -----------
Publishing............................................................     2.4%
  Gannett, Inc........................................................                        1,200            89,850
  McGraw-Hill, Inc....................................................                        1,500            69,187
                                                                                                          -----------
                                                                                                              159,037
                                                                                                          -----------
Railroads.............................................................     2.5%
  Canadian Pacific Ltd................................................                        2,800            74,200
  Union Pacific Corp..................................................                        1,500            90,188
                                                                                                          -----------
                                                                                                              164,388
                                                                                                          -----------
Retail................................................................     3.8%
  May Department Stores Co............................................                        1,700            79,475
  Nordstrom, Inc......................................................                        1,500            53,156
  Sears, Roebuck and Co...............................................                        2,500           115,313
                                                                                                          -----------
                                                                                                              247,944
                                                                                                          -----------
Telecommunications....................................................     0.6%
  Lucent Technologies, Inc............................................                          848            39,220
                                                                                                          -----------
Tobacco...............................................................     1.0%
  Philip Morris, Inc..................................................                          600            67,575
                                                                                                          -----------
Utilities - Electric..................................................     2.2%
  Florida Progress Corp...............................................                        2,000            64,500
  FPL Group, Inc......................................................                        1,700            78,200
                                                                                                          -----------
                                                                                                              142,700
                                                                                                          -----------
Utilities - Gas.......................................................     2.9%
  Enron Corp..........................................................                        2,200            94,875
  Sonat, Inc..........................................................                        1,800            92,700
                                                                                                          -----------
                                                                                                              187,575
                                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Common Stock Portfolio
Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                             AMOUNT OR
                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO      OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities - Telephone...................................................     1.2%
  GTE Corp..............................................................                        1,700      $   77,350
                                                                                                           -----------
    TOTAL COMMON STOCK (COST $5,361,460)................................                                    6,061,247
                                                                                                           -----------
CONVERTIBLE STOCK (0.7%)
 *Microsoft Corp., Preferred Series A Convertible, 2.75%
    (Cost $47,925)......................................................                          600          48,075
                                                                                                           -----------
AGENCY OBLIGATIONS (4.6%)
  Federal National Mortgage Discount Notes, 5.51%, Due 01/03/97
    (Cost $299,908).....................................................                     $300,000         299,908
                                                                                                           -----------
SHORT-TERM INVESTMENTS (2.1%)
  Temporary Investment Fund, Inc. - TempCash
    (Cost $135,994).....................................................                      135,994         135,994
                                                                                                           -----------
TOTAL INVESTMENTS (100.0%) (COST $5,845,287)............................                                   $6,545,224
                                                                                                           ===========
    *Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MARKET STREET FUND, INC.
THE SENTINEL GROWTH PORTFOLIO

1996 Annual Review
Sentinel Advisory Company

--------------------------------------------------------------------------------

    The Sentinel Growth Portfolio earned a total return of 11.4% from its inception on March 18, 1996, through December 31, 1996. This return was below the 17.6% return earned by the S&P 500, but was in line with the 11.8% return for the Lipper Growth Fund Index.

    Large capitalization stocks, which dominate the return on the S&P 500, outperformed medium and small cap stocks by a wide margin during the March to December period. The strong performance of large cap stocks accelerated following the minor market correction in July. From that point through the end of November, investors favored large cap stocks as they sought out investments offering a high degree of liquidity and earnings predictability. The Sentinel Growth Portfolio, which is comprised mainly of medium size stocks, benefited from the strong surge in selected large cap holdings such as Intel, Microsoft, Schlumberger, Pfizer, and First Union Corporation.

    Stocks in the financial, retail, energy service, and technology sectors were the strongest contributors to performance during the March-December time frame. The Portfolio benefited from good stock selection in all four of these sectors. Overweighted positions in the consumer and healthcare sectors hindered performance as a small number of companies in those sectors reported disappointing earnings growth.

    The investment strategy of the Sentinel Growth Portfolio emphasizes taking major positions in market-leading companies capable of earning high returns on capital in growth industries such as biotechnology, energy services, pollution control and semiconductors.

    While the overall stock market can no longer be described as inexpensive, an environment of slow economic growth and low interest rates is generally positive for growth stocks. Slow growth favors companies that are able to deliver predictable earnings growth, and low interest rates limit the risk of a decline in price-earnings ratios. The Portfolio is well-positioned for such an environment with a significant weighting in market leading companies that we believe will deliver predictable, above-average growth. Risk is limited by the Portfolio's broad diversification across all major sectors and an aggregate price/earnings multiple that is close to that of the overall market.

Robert L. Lee, CFA

                                                                            LOGO

------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------

Since Inception *        11.40%

------------------------------------------------------



------------------------------------------------------
                   SENTINEL GROWTH
------------------------------------------------------

                           Dollars
                     -------------------
                     Fund          Index
                     -------------------
Start                10,000       10,000
   96                11,140       11,760
------------------------------------------------------


           Past performance is not predictive of future performance.

    + The Index is the S&P 500 Index, an unmanaged index of 500 U.S. common stocks that include reinvestment of dividends.
    * Inception date was March 18, 1996.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Schedule of Investments, December 31, 1996

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO      OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (93.3%)
Automobiles & Auto Parts................................................     1.6%
  Pep Boys-Manny Moe & Jack.............................................                        3,000      $   92,250
                                                                                                           ----------
Banks...................................................................     1.4%
  First Union Corp. ....................................................                        1,100          81,400
                                                                                                           ----------
Financial...............................................................     5.7%
  American Express Co. .................................................                        2,200         124,300
  Student Loan Marketing Association....................................                        2,100         195,562
                                                                                                           ----------
                                                                                                              319,862
                                                                                                           ----------
Biotechnology...........................................................     8.2%
  *Amgen, Inc. .........................................................                        2,100         114,188
  Biogen, Inc. .........................................................                        1,200          46,500
  *Centocor, Inc. ......................................................                        1,600          57,200
  *Chiron Corp. ........................................................                        2,800          52,150
  Pfizer, Inc. .........................................................                        1,100          91,163
  Schering Plough Corp. ................................................                        1,600         103,600
                                                                                                           ----------
                                                                                                              464,801
                                                                                                           ----------
Building Materials......................................................     1.9%
  Sherwin Williams Co. .................................................                        1,900         106,400
                                                                                                           ----------
Business Services.......................................................     6.1%
  Electronic Data Systems...............................................                        2,400         103,800
  First Data Corp. .....................................................                        2,000          73,000
  Omnicom Group, Inc. ..................................................                        3,700         169,275
                                                                                                           ----------
                                                                                                              346,075
                                                                                                           ----------
Computers...............................................................     1.7%
  Hewlett Packard Co. ..................................................                        1,000          50,250
  Novellus System, Inc. ................................................                          800          43,350
                                                                                                           ----------
                                                                                                               93,600
                                                                                                           ----------
Consumer Services.......................................................     0.9%
  Hillenbrand Industries, Inc. .........................................                        1,400          50,750
                                                                                                           ----------
Electronics.............................................................     6.8%
  *Applied Materials, Inc. .............................................                        4,100         147,343
  *KLA Instruments Corp. ...............................................                        1,700          60,350
  Methode Electronics, Inc. ............................................                        1,900          38,475
  Motorola, Inc. .......................................................                        1,300          79,788
  Tencor Instruments....................................................                        2,200          58,025
                                                                                                           ----------
                                                                                                              383,981
                                                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Schedule of Investments, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO      OF SHARES       VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Environmental Control...................................................     0.9%
  *United States Filter Corp. ..........................................                        1,500      $   47,625
                                                                                                           ----------
Energy..................................................................     0.9%
  Enron Corp. ..........................................................                        1,200          51,750
                                                                                                           ----------
Health..................................................................     1.8%
  American Home Products................................................                        1,700          99,662
                                                                                                           ----------
Healthcare Services.....................................................     8.5%
  Columbia/HCA Healthcare...............................................                        2,550         103,912
  Genzyme Corp. ........................................................                        2,200          47,850
  Integrated Health Services, Inc. .....................................                        4,000          97,500
  Medpartners, Inc. ....................................................                        5,847         115,227
  Renal Treatment Centers, Inc. ........................................                        1,100          28,050
  United Healthcare Corp. ..............................................                        1,900          85,500
                                                                                                           ----------
                                                                                                              478,039
                                                                                                           ----------
Industrial..............................................................     5.0%
  Donaldson Co..........................................................                        4,400         147,400
  Crown Cork & Seal Co., Inc. ..........................................                        1,100          59,812
  Grace (W.R.) & Co.....................................................                        1,400          72,450
                                                                                                           ----------
                                                                                                              279,662
                                                                                                           ----------
Insurance...............................................................     1.1%
  Equitable of Iowa.....................................................                        1,400          64,225
                                                                                                           ----------
Medical-Equipment & Supplies............................................     4.0%
  Dentsply International................................................                        2,300         109,250
  Johnson & Johnson.....................................................                        1,600          79,600
  *LAM Research Corp. ..................................................                        1,400          39,375
                                                                                                           ----------
                                                                                                              228,225
                                                                                                           ----------
Office Equipment........................................................     1.2%
  Staples, Inc. ........................................................                        3,800          68,637
                                                                                                           ----------
Oil Field Equipment.....................................................     7.6%
  Halliburton Co. ......................................................                        1,000          60,250
  Schlumberger Ltd. ....................................................                        1,500         149,813
  *Smith International, Inc.  ..........................................                        3,700         166,038
  Union Pacific Resources Group.........................................                        1,746          51,071
                                                                                                           ----------
                                                                                                              427,172
                                                                                                           ----------
Restaurants.............................................................     0.9%
  Outback Steakhouse, Inc. .............................................                        2,000          53,500
                                                                                                           ----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Schedule of Investments, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT OR
                                                                            PERCENTAGE        NUMBER
                                                                           OF PORTFOLIO     OF SHARES         VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail.................................................................        12.7%
  Ethan Allen Interiors, Inc. .........................................                          5,200     $   200,200
  Home Depot, Inc. ....................................................                          2,800         140,350
  Nordstrom, Inc. .....................................................                          1,400          49,613
  Sears, Roebuck & Co. ................................................                          2,000          92,250
  TJX Companies........................................................                          5,100         241,613
                                                                                                           -----------
                                                                                                               724,026
                                                                                                           -----------
Semiconductors.........................................................         6.2%
  Intel Corp. .........................................................                          1,300         170,218
  *Microsoft Corp. ....................................................                          2,200         181,775
                                                                                                           -----------
                                                                                                               351,993
                                                                                                           -----------
Technology.............................................................         1.0%
  *Sterling Commerce, Inc. ............................................                          1,600          56,400
                                                                                                           -----------
Telecommunications.....................................................         3.2%
  *Airtouch Communications.............................................                          1,900          47,975
  *Worldcom, Inc. .....................................................                          5,000         130,313
                                                                                                           -----------
                                                                                                               178,288
                                                                                                           -----------
Tobacco................................................................         4.0%
  Philip Morris Cos., Inc. ............................................                          2,000         225,250
                                                                                                           -----------
    TOTAL COMMON STOCK (COST $4,722,686)...............................                                      5,273,573
                                                                                                           -----------
SHORT-TERM INVESTMENTS (6.7%)
  Prudential Funding Corp., 5.90%, Due 01/02/97........................                     $  280,000         279,954
  Temporary Investment Fund, Inc.-TempCash.............................                         99,478          99,478
                                                                                                           -----------
    TOTAL SHORT-TERM INVESTMENTS (COST $379,432).......................                                        379,432
                                                                                                           -----------
    TOTAL INVESTMENTS (100.0%) (COST $5,102,118).......................                                    $ 5,653,005
                                                                                                           ===========

* Non-Income Producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                                  MONEY                                  AGGRESSIVE
                                                   GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments, at value (cost $171,644,227,
   $54,440,564, $16,596,014, $36,086,018,
   $27,924,846, $45,772,186, $5,845,287,
   $5,102,118 respectively) (see accompanying
   schedules).................................  $198,472,474   $54,440,564   $16,780,212   $43,056,384   $34,109,714    $49,277,215
 Foreign currency, at value (Cost
   $2,369,564)................................            --            --            --            --            --      2,378,359
 Interest receivable..........................        33,078        18,919       265,016       248,986         2,496          7,386
 Dividends and tax reclaim receivable.........       544,187            --            --        37,813        29,114         95,513
 Receivable from affiliated insurance
   company....................................            --            --            --            --            --             --
 Receivable for fund shares sold..............        13,437            --        53,529       117,153         5,951         48,061
                                                ------------   -----------   -----------   -----------   -----------    -----------
   Total assets...............................   199,063,176    54,459,483    17,098,757    43,460,336    34,147,275     51,806,534
                                                ------------   -----------   -----------   -----------   -----------    -----------
LIABILITIES
 Accrued expenses.............................       114,998        32,866        11,877        29,105        28,212         51,241
 Dividend payable.............................            --       229,893            --            --            --             --
 Payable for investments purchased............            --            --            --            --            --        800,170
 Payable for fund shares redeemed.............           112            --             2            61        20,781             --
                                                ------------   -----------   -----------   -----------   -----------    -----------
   Total liabilities..........................       115,110       262,759        11,879        29,166        48,993        851,411
                                                ------------   -----------   -----------   -----------   -----------    -----------
   Net assets.................................  $198,948,066   $54,196,724   $17,086,878   $43,431,170   $34,098,282    $50,955,123
                                                ============   ===========   ===========   ===========   ===========    ===========
 Number of shares of $.01 par value common
   stock, issued and outstanding..............    10,993,074    54,196,724     1,602,086     2,957,804     1,840,827      3,800,309
                                                ============   ===========   ===========   ===========   ===========    ===========
 Net asset value, offering and redemption
   price per share............................        $18.10         $1.00        $10.67        $14.68        $18.52         $13.41
                                                ============   ===========   ===========   ===========   ===========    ===========

                                                  COMMON       SENTINEL
                                                   STOCK        GROWTH
                                                 PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------
ASSETS
 Investments, at value (cost $171,644,227,
   $54,440,564, $16,596,014, $36,086,018,
   $27,924,846, $45,772,186, $5,845,287,
   $5,102,118 respectively) (see accompanying
   schedules).................................  $ 6,545,224   $5,653,005
 Foreign currency, at value (Cost
   $2,369,564)................................           --           --
 Interest receivable..........................          662          858
 Dividends and tax reclaim receivable.........        9,430        5,353
 Receivable from affiliated insurance
   company....................................       11,085        9,914
 Receivable for fund shares sold..............        4,824           --
                                                -----------   ----------
   Total assets...............................    6,571,225    5,669,130
                                                -----------   ----------
LIABILITIES
 Accrued expenses.............................        6,601        5,507
 Dividend payable.............................           --           --
 Payable for investments purchased............           --           --
 Payable for fund shares redeemed.............           --           34
                                                -----------   ----------
   Total liabilities..........................        6,601        5,541
                                                -----------   ----------
   Net assets.................................  $ 6,564,624   $5,663,589
                                                ===========   ==========
 Number of shares of $.01 par value common
   stock, issued and outstanding..............      580,267      508,271
                                                ===========   ==========
 Net asset value, offering and redemption
   price per share............................       $11.31       $11.14
                                                ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                          MONEY                                AGGRESSIVE
                                                            GROWTH        MARKET        BOND       MANAGED       GROWTH
                                                           PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends..............................................  $ 5,324,989   $       --   $       --   $  510,234   $ 229,723
 Interest...............................................      490,581    2,467,400    1,012,370    1,147,909     284,384
 Other income...........................................      117,880       11,129        7,814       24,548       8,639
   Less: foreign taxes withheld.........................      (24,858)          --           --       (2,730)         --
                                                          -----------   ----------   ----------   ----------   ----------
   Total Income.........................................    5,908,592    2,478,529    1,020,184    1,679,961     522,746
                                                          -----------   ----------   ----------   ----------   ----------
EXPENSES:
 Investment advisory fee................................      592,350      113,183       53,767      157,156     134,923
 Administration fee.....................................      137,181       34,820       11,880       30,374      22,147
 Directors' fee.........................................       11,174        2,834          968        2,474       1,803
 Transfer agent fee.....................................        6,177        2,689        1,748        3,439       1,825
 Custodian fee..........................................       33,140       10,945        3,889       10,400      11,034
 Legal fees.............................................       16,261        3,149        1,075        2,749       2,664
 Audit fees.............................................       20,696        4,880        1,756        4,558       3,391
 Printing...............................................       50,789       20,321        6,773       17,614      13,092
 Miscellaneous..........................................       22,362        7,730        4,104        5,360       5,345
                                                          -----------   ----------   ----------   ----------   ----------
                                                              890,130      200,551       85,960      234,124     196,224
 Less: expenses reimbursed by affiliated insurance
   company..............................................           --           --           --           --          --
                                                          -----------   ----------   ----------   ----------   ----------
   Total expenses.......................................      890,130      200,551       85,960      234,124     196,224
                                                          -----------   ----------   ----------   ----------   ----------
   Net investment income (loss).........................    5,018,462    2,277,978      934,224    1,445,837     326,522
                                                          -----------   ----------   ----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY
   Net realized gain (loss) from:
    Investments.........................................   23,119,178           --     (125,017)     344,584      64,760
    Foreign currency related transactions...............      (55,751)          --           --         (293)         --
                                                          -----------   ----------   ----------   ----------   ----------
                                                           23,063,427           --     (125,017)     344,291      64,760
                                                          -----------   ----------   ----------   ----------   ----------
   Net change in unrealized appreciation (depreciation)
    from:
    Investments.........................................    4,147,912           --     (333,487)   2,694,823   5,078,163
    Foreign currency related translations...............           --           --           --           --          --
                                                          -----------   ----------   ----------   ----------   ----------
                                                            4,147,912           --     (333,487)   2,694,823   5,078,163
                                                          -----------   ----------   ----------   ----------   ----------
 Net gain (loss) on investments and foreign currency....   27,211,339           --     (458,504)   3,039,114   5,142,923
                                                          -----------   ----------   ----------   ----------   ----------
   Net increase (decrease) in net assets resulting from
    operations..........................................  $32,229,801   $2,277,978   $  475,720   $4,484,951   $5,469,445
                                                          ===========   ==========   ==========   ==========   ==========

                                                                           COMMON    SENTINEL
                                                          INTERNATIONAL    STOCK      GROWTH
                                                            PORTFOLIO     PORTFOLIO* PORTFOLIO*
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends..............................................   $   948,132    $ 97,348   $ 48,959
 Interest...............................................       129,585      17,277     11,218
 Other income...........................................        18,197          --         --
   Less: foreign taxes withheld.........................      (165,850)         --         --
                                                            ----------    --------   --------
   Total Income.........................................       930,064     114,625     60,177
                                                            ----------    --------   --------
EXPENSES:
 Investment advisory fee................................       326,164      17,385     20,371
 Administration fee.....................................        63,701      36,498     34,321
 Directors' fee.........................................         2,736         264        248
 Transfer agent fee.....................................         1,988       1,294      1,288
 Custodian fee..........................................        37,887       3,911      2,836
 Legal fees.............................................         3,940         294        276
 Audit fees.............................................         5,085         376        353
 Printing...............................................        11,743         690        649
 Miscellaneous..........................................         4,414       1,477      1,477
                                                            ----------    --------   --------
                                                               457,658      62,189     61,819
 Less: expenses reimbursed by affiliated insurance
   company..............................................            --     (27,324)   (25,050)
                                                            ----------    --------   --------
   Total expenses.......................................       457,658      34,865     36,769
                                                            ----------    --------   --------
   Net investment income (loss).........................       472,406      79,759     23,408
                                                            ----------    --------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY
   Net realized gain (loss) from:
    Investments.........................................     3,347,494     (22,148)     3,259
    Foreign currency related transactions...............       (44,827)         --         --
                                                            ----------    --------   --------
                                                             3,302,667     (22,148)     3,259
                                                            ----------    --------   --------
   Net change in unrealized appreciation (depreciation)
    from:
    Investments.........................................       782,845     699,937    550,887
    Foreign currency related translations...............        (1,275)         --         --
                                                            ----------    --------   --------
                                                               781,570     699,937    550,887
                                                            ----------    --------   --------
 Net gain (loss) on investments and foreign currency....     4,084,237     677,789    554,146
                                                            ----------    --------   --------
   Net increase (decrease) in net assets resulting from
    operations..........................................   $ 4,556,643    $757,548   $577,554
                                                            ==========    ========   ========

* The Common Stock and Sentinel Growth Portfolios commenced operations on 03/18/96.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                     MONEY                                  AGGRESSIVE
                                                      GROWTH        MARKET         BOND         MANAGED       GROWTH
                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)................... $  5,018,462   $ 2,277,978   $   934,224   $ 1,445,837   $   326,522
   Net realized gain (loss) on investments and
    foreign currency related transactions.........   23,063,427            --      (125,017)      344,291        64,760
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations.........................    4,147,912            --      (333,487)    2,694,823     5,078,163
                                                   ------------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets resulting
    from operations...............................   32,229,801     2,277,978       475,720     4,484,951     5,469,445
 Distributions:
   From net investment income.....................   (4,995,312)   (2,277,978)     (874,882)   (1,390,871)     (255,039)
   From net realized gains........................   (7,732,422)           --            --    (1,471,361)   (2,569,743)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies...........................   17,547,048    19,581,572     3,083,685     5,806,085     7,631,188
                                                   ------------   -----------   -----------   -----------   -----------
    Total increase in net assets..................   37,049,115    19,581,572     2,684,523     7,428,804    10,275,851
NET ASSETS
 Beginning of period..............................  161,898,951    34,615,152    14,402,355    36,002,366    23,822,431
                                                   ------------   -----------   -----------   -----------   -----------
 End of period (including undistributed net
   investment income in the Growth Portfolio
   $1,231,153; Bond Portfolio $267,713; Managed
   Portfolio $384,437; Aggressive Growth Portfolio
   $326,522; International Portfolio $427,579;
   Common Stock Portfolio $26,043 and Sentinel
   Growth Portfolio $23,408)...................... $198,948,066   $54,196,724   $17,086,878   $43,431,170   $34,098,282
                                                   ============   ===========   ===========   ===========   ===========

                                                                    COMMON      SENTINEL
                                                    INTERNATIONAL   STOCK        GROWTH
                                                     PORTFOLIO    PORTFOLIO*   PORTFOLIO*
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...................  $   472,406   $   79,759   $   23,408
   Net realized gain (loss) on investments and
    foreign currency related transactions.........    3,302,667      (22,148)       3,259
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations.........................      781,570      699,937      550,887
                                                    -----------   ----------   ----------
   Net increase (decrease) in net assets resulting
    from operations...............................    4,556,643      757,548      577,554
 Distributions:
   From net investment income.....................     (442,343)     (53,716)          --
   From net realized gains........................   (1,793,161)          --           --
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies...........................   11,991,902    5,860,792    5,086,035
                                                    -----------   ----------   ----------
    Total increase in net assets..................   14,313,041    6,564,624    5,663,589
NET ASSETS
 Beginning of period..............................   36,642,082           --           --
                                                    -----------   ----------   ----------
 End of period (including undistributed net
   investment income in the Growth Portfolio
   $1,231,153; Bond Portfolio $267,713; Managed
   Portfolio $384,437; Aggressive Growth Portfolio
   $326,522; International Portfolio $427,579;
   Common Stock Portfolio $26,043 and Sentinel
   Growth Portfolio $23,408)......................  $50,955,123   $6,564,624   $5,663,589
                                                    ===========   ==========   ==========

* The Common Stock and Sentinel Growth Portfolios commenced operations on 03/18/96.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                      MONEY                                  AGGRESSIVE
                                       GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income
      (loss)......................  $4,474,620...  $ 1,481,782   $   776,497   $ 1,374,276   $   255,039   $   385,788
    Net realized gain (loss) on
      sale of investments.........     7,728,282            --       503,141     1,471,361     2,569,743     1,849,716
    Net change in unrealized
      appreciation (depreciation)
      on investments and foreign
      currency translations.......    24,145,662            --       950,760     4,221,556      (406,827)    2,023,172
                                    ------------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in net
      assets resulting from
      operations..................    36,348,564     1,481,782     2,230,398     7,067,193     2,417,955     4,258,676
  Distributions:
    From net investment income....    (4,157,531)   (1,481,782)     (736,126)   (1,414,623)           --      (148,141)
    From net realized gains.......    (8,715,516)           --            --       (33,117)     (131,841)     (699,972)
  Capital share transactions:
    Net contributions from
      affiliated life insurance
      companies...................    23,232,447    13,575,595     2,810,449     1,019,709     6,106,674     7,019,658
                                    ------------   -----------   -----------   -----------   -----------   -----------
      Total increase in net
        assets....................  46,707,964..    13,575,595     4,304,721     6,639,162     8,392,788    10,430,221
NET ASSETS
  Beginning of period.............   115,190,987    21,039,557    10,097,634    29,363,204    15,429,643    26,211,861
                                    ------------   -----------   -----------   -----------   -----------   -----------
  End of period (including
    undistributed net investment
    income in the Growth Portfolio
    $1,263,754; Bond Portfolio
    $208,370; Managed Portfolio
    $329,730; Aggressive Growth
    Portfolio $255,039; and
    International Portfolio
    $442,343).....................  $161,898,951   $34,615,152   $14,402,355   $36,002,366   $23,822,431   $36,642,082
                                    ============   ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                          GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $16.36       $14.00       $14.09       $13.73       $13.88
                                                    --------     --------     --------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .46          .47          .43          .38          .46
Net realized and unrealized gain (loss)
  on investments................................       2.54         3.41         (.10)         .94          .17
                                                    --------     --------     --------     -------      -------
    Total from investment operations............       3.00         3.88          .33         1.32          .63
                                                    --------     --------     --------     -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.48)        (.46)        (.41)        (.39)        (.46)
Dividends to shareholders from net capital
  gains.........................................       (.78)       (1.06)        (.01)        (.35)        (.32)
Dividends to shareholders in excess of net
  investment income.............................         --           --           --         (.22)          --
                                                    --------     --------     --------     -------      -------
    Total distributions.........................      (1.26)       (1.52)        (.42)        (.96)        (.78)
                                                    --------     --------     --------     -------      -------
Net asset value, end of period..................     $18.10       $16.36       $14.00       $14.09       $13.73
                                                    ========     ========     ========     =======      =======
Total return....................................      19.58%       30.39%        2.40%        9.43%        4.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................    198,948      161,899      115,191      109,534       82,881
Ratios of expenses to average net assets
  (annualized)(1)...............................        .50%         .61%         .63%         .76%         .79%
Ratios of net investment income to average net
  assets (annualized)...........................       2.80%        3.20%        3.10%        2.86%        3.53%
Portfolio turnover..............................         72%          61%          63%          51%          35%
Average commission rate(2)......................    $0.0600          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Growth Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.50%, 0.61%, 0.67%, 0.76% and 0.82%, respectively.
(2.) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                       MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............      $1.00        $1.00        $1.00        $1.00        $1.00
                                                     ------       ------       ------       ------        -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .05          .05          .04          .03          .03
                                                     ------       ------       ------       ------        -----
    Total from investment operations............        .05          .05          .04          .03          .03
                                                     ------       ------       ------       ------        -----
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income........................................       (.05)        (.05)        (.04)        (.03)        (.03)
                                                     ------       ------       ------       ------        -----
Total distributions.............................       (.05)        (.05)        (.04)        (.03)        (.03)
                                                     ------       ------       ------       ------        -----
Net asset value, end of period..................      $1.00        $1.00        $1.00        $1.00        $1.00
                                                     ======       ======       ======       ======        =====
Total return....................................       5.15%        5.61%        3.81%        2.59%        3.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     54,197       34,615       21,040       12,506        8,138
Ratios of expenses to average net assets
  (annualized)(1)...............................        .44%         .50%         .55%         .65%         .65%
Ratios of net investment income to average net
  assets (annualized)...........................       5.03%        5.47%        3.86%        2.56%        3.12%
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the Money Market Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.44%, 0.50%, 0.59%, 0.65%
     and 0.73%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                           BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............    $ 11.00        $9.73       $11.21       $10.73       $10.80
                                                    -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .63          .65          .62          .60          .64
Net realized and unrealized gain (loss)
  on investments................................       (.34)        1.27        (1.23)         .48         (.03)
                                                    -------      -------      -------      -------      -------
    Total from investment operations............        .29         1.92         (.61)        1.08          .61
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from
  net investment income.........................       (.62)        (.65)        (.60)        (.60)        (.68)
Dividends to shareholders from net capital
  gains.........................................       (.00)        (.00)        (.27)        (.00)        (.00)
                                                    -------      -------      -------      -------      -------
    Total distributions.........................       (.62)        (.65)        (.87)        (.60)        (.68)
                                                    -------      -------      -------      -------      -------
Net asset value, end of period..................     $10.67       $11.00        $9.73       $11.21       $10.73
                                                    =======      =======      =======      =======      =======
Total return....................................       2.86%       20.45%       (5.62)%      10.32%        5.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     17,087       14,402       10,098       10,160        6,710
Ratios of expenses to average net assets
  (annualized)(1)...............................        .56%         .60%         .68%         .75%         .75%
Ratios of net investment income to average net
  assets (annualized)...........................       6.08%        6.36%        6.14%        5.53%        6.34%
Portfolio turnover..............................        133%         206%         151%          71%           4%
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the Bond Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.56%, 0.60%, 0.70%, 0.75% and 0.81%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                         MANAGED PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............    $ 14.19       $11.94       $13.27       $12.25       $11.40
                                                    -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .51          .55          .53          .40          .44
Net realized and unrealized gain (loss) on
  investments...................................       1.07         2.28         (.77)        1.00          .88
                                                    -------      -------      -------      -------      -------
    Total from investment operations............       1.58         2.83         (.24)        1.40         1.32
                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income........................................       (.51)        (.57)        (.49)        (.38)        (.47)
Dividends to shareholders from net capital
  gains.........................................       (.58)        (.01)        (.60)        (.00)        (.00)
                                                    -------      -------      -------      -------      -------
    Total distributions.........................      (1.09)        (.58)       (1.09)        (.38)        (.47)
                                                    -------      -------      -------      -------      -------
Net asset value, end of period..................    $ 14.68       $14.19       $11.94       $13.27       $12.25
                                                    =======      =======      =======      =======      =======
    Total return................................      11.88%       24.43%       (1.82)%      11.62%       11.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     43,431       36,002       29,363       28,984       15,946
Ratios of expenses to average net assets
  (annualized)(1)...............................        .60%         .66%         .67%         .80%         .80%
Ratios of net investment income to average
  net assets (annualized).......................       3.68%        4.22%        4.34%        3.36%        3.88%
Portfolio turnover..............................        106%         130%          75%          89%          32%
Average commission rate(2)......................    $0.0600          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the Managed Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.60%, 0.66%, 0.73%, 0.80% and
     0.84%, respectively.
(2). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............     $17.38       $15.45       $15.45       $14.72       $16.68
                                                      -----        -----        -----        -----        -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .17          .20         (.01)        (.01)         .03
Net realized and unrealized gain (loss) on
  investments...................................       3.03         1.86          .01          .77          .38
                                                      -----        -----        -----        -----        -----
    Total from investment operations............       3.20         2.06          .00          .76          .41
                                                      -----        -----        -----        -----        -----
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income........................................       (.19)        (.00)        (.00)        (.03)        (.07)
Dividends to shareholders from net capital
  gains.........................................      (1.87)        (.13)        (.00)        (.00)       (2.30)
                                                      -----        -----        -----        -----        -----
    Total distributions.........................      (2.06)        (.13)        (.00)        (.03)       (2.37)
                                                      -----        -----        -----        -----        -----
Net asset value, end of period..................     $18.52       $17.38       $15.45       $15.45       $14.72
                                                      =====        =====        =====        =====        =====
Total return....................................      21.00%       13.48%        0.00%        5.20%        2.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     34,098       23,822       15,430       12,223        8,029
Ratios of expenses to average net assets
  (annualized)(1)...............................        .68%         .76%         .86%         .90%         .90%
Ratios of net investment income to average net
  assets (annualized)...........................       1.14%        1.32%        (.10)%       (.07)%        .37%
Portfolio turnover..............................         47%          89%          60%          60%          18%
Average commission rate(2)......................    $0.0600          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the Aggressive Growth Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 0.68%, 0.76%, 0.89%, 0.90%
     and 1.00%, respectively.
(2). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                      INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                    01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                          TO           TO           TO           TO           TO
                                                    12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............    $ 12.86       $11.63       $11.87       $ 9.00       $ 9.74
                                                    -------      -------      -------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................        .11          .16          .05          .06          .08
Net realized and unrealized gain (loss) on
  investments...................................       1.23         1.45         (.02)        3.09         (.81)
                                                    -------      -------      -------       ------       ------
    Total from investment operations............       1.34         1.61          .03         3.15         (.73)
                                                    -------      -------      -------       ------       ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income........................................       (.16)        (.07)        (.03)        (.08)        (.00)
Dividends to shareholders from net capital
  gains.........................................       (.63)        (.31)        (.24)        (.20)        (.01)
                                                    -------      -------      -------       ------       ------
    Total distributions.........................       (.79)        (.38)        (.27)        (.28)        (.01)
                                                    -------      -------      -------       ------       ------
Net asset value, end of period..................    $ 13.41       $12.86       $11.63       $11.87       $ 9.00
                                                    =======      =======      =======       ======       ======
Total return....................................      10.89%       14.31%         .26%       36.11%       (7.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)................     50,955       36,642       26,212       13,682        6,727
Ratios of expenses to average net assets
  (annualized)(1)...............................       1.05%        1.15%        1.32%        1.50%        1.50%
Ratios of net investment income to average net
  assets (annualized)...........................        .98%        1.21%         .72%         .68%        1.05%
Portfolio turnover..............................         35%          45%          32%          37%          35%
Average commission rate(2)......................    $0.0376          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------

(1). Expense ratios for the International Portfolio before reimbursement of expenses by affiliated insurance company for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 were as follows: 1.05%, 1.15%, 1.32%, 1.50%
     and 2.65%, respectively.
(2). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                                       COMMON STOCK
                                                                                                         PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                                       03/18/96(2)
                                                                                                             TO
                                                                                                       12/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............................................................     $10.00
                                                                                                       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................................................        .15
Net realized and unrealized gain (loss) on investments.............................................       1.26
                                                                                                       --------
    Total from investment operations...............................................................       1.41
                                                                                                       --------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income...............................................       (.10)
Dividends to shareholders from net capital gains...................................................       (.00)
                                                                                                       --------
    Total distributions............................................................................       (.10)
                                                                                                       --------
Net asset value, end of period.....................................................................     $11.31
                                                                                                       ========
Total return.......................................................................................      14.22%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...................................................................      6,565
Ratios of expenses to average net assets (annualized)(1)...........................................        .80%
Ratios of net investment income to average net assets (annualized).................................       1.82%
Portfolio turnover.................................................................................         13%
Average commission rate(4).........................................................................    $0.0600
------------------------------------------------------------------------------------------------------------------

(1). Expense ratio for the Common Stock Portfolio before reimbursement of expenses by affiliated insurance company for the period ended December 31, 1996 was as follows: 1.43% (annualized).
(2). Commencement of operations.
(3). Total returns for periods less than one year are not annualized.
(4). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                                      SENTINEL
                                                                                                       GROWTH
                                                                                                      PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                                      03/18/96(2)
                                                                                                             TO
                                                                                                       12/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................................................      $10.00
                                                                                                        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................................................................         .05
Net realized and unrealized gain (loss) on investments............................................        1.09
                                                                                                        ------
    Total from investment operations..............................................................        1.14
                                                                                                        ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income..............................................        (.00)
Dividends to shareholders from net capital gains..................................................        (.00)
                                                                                                        ------
    Total distributions...........................................................................        (.00)
                                                                                                        ------
Net asset value, end of period....................................................................     $ 11.14
                                                                                                        ======
Total return......................................................................................       11.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................................................................       5,664
Ratios of expenses to average net assets (annualized)(1)..........................................         .90%
Ratios of net investment income to average net assets (annualized)................................         .57%
Portfolio turnover................................................................................          75%
Average commission rate(4)........................................................................     $0.0594
------------------------------------------------------------------------------------------------------------------

(1). Expense ratio for the Sentinel Growth Portfolio before reimbursement of expenses by affiliated insurance company for the period ended December 31, 1996 was as follows: 1.51% (annualized).
(2). Commencement of operations.
(3). Total returns for periods less than one year are not annualized.
(4). Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. for all financial statements with fiscal years beginning after September 1, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Common Stock Portfolio and Sentinel Growth Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and flexible premium adjustable variable life insurance policies issued by National Life Insurance Company of Vermont (NLIC). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

All shares of the series are held by the separate accounts of the previously listed insurance companies.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the last sale price on exchanges on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 60 days and Money Market Portfolio investments are valued at amortized cost which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio, Managed Portfolio, and Common Stock Portfolio declare and pay dividends of investment income quarterly. The Aggressive Growth Portfolio, International Portfolio, and Sentinel Growth Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Newbold's Asset Management, Inc. (NAM) is adviser for the Growth Portfolio, Sentinel Advisors Company (SAC), a Vermont General Partnership, for the Money Market, Bond, Managed, Aggressive Growth, Common Stock and Sentinel Growth Portfolios. With respect to the Growth Portfolio, NAM is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. SAC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. With respect to the Common Stock Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Sentinel Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the net assets in excess of $40 million. Provident Mutual Investment Management Co. (PIMC) is the adviser for the International Portfolio and is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million. The Boston Company Asset Management, Inc. ("TBC") is sub-advisor to the International Portfolio.

PMLIC agrees to reimburse the Growth Portfolio and PMLIC and NLIC agree to reimburse the Money Market, Bond, Managed, and Aggressive Growth Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed by PMLIC and NLIC for such expenses in excess of an annual rate of 0.75% of the average daily net asset value. NLIC agrees to reimburse the Common Stock and Sentinel Growth Portfolio for operating expenses, excluding investment advisory fees and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of .40% of the average net asset values.

4. NET ASSETS

At December 31, 1996, the Portfolios' net assets consisted of:

                                                                   MONEY                                  AGGRESSIVE
                                                    GROWTH        MARKET         BOND         MANAGED       GROWTH    INTERNATIONAL
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
        ---------------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders.............  $147,821,063   $54,196,724   $16,808,869   $35,731,816   $27,522,132   $43,666,216
Undistributed net investment income............     1,231,153            --       267,713       384,437       326,522       427,579
Undistributed net realized gain................    23,067,603            --            --       344,551        64,760     3,347,494
Accumulated loss on investment transactions....            --            --      (173,902)           --            --            --
Net unrealized appreciation (depreciation) on
 investments and foreign currencies............    26,828,247            --       184,198     6,970,366     6,184,868     3,513,834
                                                 ------------   -----------   -----------   -----------   -----------   -----------
                                                 $198,948,066   $54,196,724   $17,086,878   $43,431,170   $34,098,282   $50,955,123
                                                 ============   ===========   ===========   ===========   ===========   ===========

                                                   COMMON      SENTINEL
                                                   STOCK        GROWTH
                                                 PORTFOLIO    PORTFOLIO
        ----------------------------------------------------------------
Net contribution from shareholders.............  $5,860,792   $5,086,035
Undistributed net investment income............      26,043       23,408
Undistributed net realized gain................          --        3,259
Accumulated loss on investment transactions....     (22,148)          --
Net unrealized appreciation (depreciation) on
 investments and foreign currencies............     699,937      550,887
                                                 ----------   ----------
                                                 $6,564,624   $5,663,589
                                                 ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the year ended December 31, 1996, were as follows:

                                                                    MONEY                                  AGGRESSIVE
                                                     GROWTH        MARKET         BOND         MANAGED       GROWTH    INTERNATIONAL
                                                   PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations..........................  $         --   $        --   $ 9,780,303   $21,429,591   $        --   $        --
Corporate Bonds.................................            --            --    12,202,946    12,716,773            --            --
Common Stock....................................   145,646,451            --            --     4,716,407    15,535,506    23,195,109
                                                  ------------   -----------   -----------   -----------   -----------   -----------
Total Purchases.................................  $145,646,451   $        --   $21,983,249   $38,862,771   $15,535,506   $23,195,109
                                                  ============   ===========   ===========   ===========   ===========   ===========
SALES
U.S. Gov't Obligations..........................  $         --   $        --   $ 6,002,543   $22,513,655   $        --   $        --
Corporate Bonds.................................            --            --    13,102,207    11,189,673            --            --
Common Stock....................................   121,462,900            --            --     3,965,454    11,011,877    14,179,229
                                                  ------------   -----------   -----------   -----------   -----------   -----------
Total Sales.....................................  $121,462,900   $        --   $19,104,750   $37,668,782   $11,011,877   $14,179,229
                                                  ============   ===========   ===========   ===========   ===========   ===========

                                                    COMMON      SENTINEL
                                                    STOCK        GROWTH
                                                  PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations..........................  $       --   $       --
Corporate Bonds.................................          --
Common Stock....................................   6,057,409    8,111,802
                                                  ----------   ----------
Total Purchases.................................  $6,057,409   $8,111,802
                                                  ==========   ==========
SALES
U.S. Gov't Obligations..........................  $       --   $       --
Corporate Bonds.................................          --           --
Common Stock....................................     625,876    3,392,375
                                                  ----------   ----------
Total Sales.....................................  $  625,876   $3,392,375
                                                  ==========   ==========

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 1996 is as follows:

                                                                   MONEY                                  AGGRESSIVE
                                                    GROWTH        MARKET         BOND         MANAGED       GROWTH
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation........  $ 28,595,431   $        --   $   229,836   $ 7,236,888   $ 6,801,232
Aggregate gross unrealized depreciation........    (1,767,184)           --       (45,638)     (266,522)     (616,364)
                                                 ------------   -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation).....  $ 26,828,247   $        --   $   184,198   $ 6,970,366   $ 6,184,868
                                                 ============   ===========   ===========   ===========   ===========
Aggregate cost of securities for federal income
 tax purposes..................................  $171,644,227.. $54,440,564   $16,596,014   $36,086,018   $27,924,846
                                                 ============   ===========   ===========   ===========   ===========
Capital loss carryover (available to offset
 possible future capital gains.) The carryover
 expires as follows: Bond Portfolio--$48,885 in
 2002; $125,017 in 2004; Common Stock Portfolio
 $22,148 in 2004...............................  $         --   $        --   $  (173,902)  $        --   $        --
                                                 ============   ===========   ===========   ===========   ===========

                                                                   COMMON      SENTINEL
                                                 INTERNATIONAL     STOCK        GROWTH
                                                   PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation........   $ 5,977,111    $  781,212   $  711,518
Aggregate gross unrealized depreciation........    (2,463,287)      (81,275)    (160,631)
                                                  -----------    ----------   ----------
Net unrealized appreciation (depreciation).....   $ 3,513,824    $  699,937   $  550,887
                                                  ===========    ==========   ==========
Aggregate cost of securities for federal income
 tax purposes..................................   $45,772,186    $5,845,287   $5,102,118
                                                  ===========    ==========   ==========
Capital loss carryover (available to offset
 possible future capital gains.) The carryover
 expires as follows: Bond Portfolio--$48,885 in
 2002; $125,017 in 2004; Common Stock Portfolio
 $22,148 in 2004...............................   $        --    $  (22,148)  $       --
                                                  ===========    ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Continued

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On December 31, 1996, there were 200 million shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into eight series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Common Stock Portfolio and Sentinel Growth Portfolio. The Growth Portfolio consists of 15 million shares, the Money Market Portfolio consists of 75 million shares; each of the other series consists of 5 million shares.

Transactions in capital stock for the year ended December 31, 1996 were as follows:(1)

                                                          GROWTH PORTFOLIO              MONEY MARKET              BOND PORTFOLIO
                                                                                         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                       SHARES        AMOUNT        SHARES         AMOUNT       SHARES      AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold.........................................  1,276,805   $ 20,944,472    82,625,391   $ 82,625,391    382,375  $ 4,040,320
Shares redeemed.....................................   (981,738)   (16,125,158)  (65,247,831)   (65,247,831)  (173,162)  (1,831,517)
Shares reinvested...................................    803,008     12,727,734     2,204,012      2,204,012     83,086      874,882
                                                      ---------    -----------   -----------    -----------   --------  -----------
Net contributions from affiliated insurance
 companies..........................................  1,098,075   $ 17,547,048    19,581,572   $ 19,581,572    292,299  $ 3,083,685
                                                      =========    ===========   ===========    ===========   ========  ===========

                                                        MANAGED PORTFOLIO

---------------------------------------------------------------------------
                                                       SHARES      AMOUNT
---------------------------------------------------------------------------
Shares sold.........................................   506,385   $ 7,070,251
Shares redeemed.....................................  (296,312)   (4,126,398)
Shares reinvested...................................   209,781     2,862,232
                                                      --------    ----------
Net contributions from affiliated insurance
 companies..........................................   419,854   $ 5,806,085
                                                      ========    ==========

                                                                     AGGRESSIVE             INTERNATIONAL        COMMON
                                                                       GROWTH                 PORTFOLIO           STOCK
                                                                     PORTFOLIO                                   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                                SHARES      AMOUNT       SHARES      AMOUNT      SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares sold..................................................   441,008   $ 7,446,728    987,809   $12,532,647   577,728
Shares redeemed..............................................  (156,497)   (2,640,322)  (218,584)   (2,776,249)   (2,588)
Shares reinvested............................................   185,719     2,824,782    180,866     2,235,504     5,127
                                                               ---------  -----------   ---------- -----------   --------
Net contributions from affiliated insurance companies........   470,230   $ 7,631,188    950,091   $11,991,902   580,267
                                                               =========  ===========   =========== ===========  ========

                                                                               SENTINEL GROWTH
                                                                                  PORTFOLIO

------------------------------------------------------------------------------------------------
                                                                 AMOUNT      SHARES      AMOUNT
------------------------------------------------------------------------------------------------
Shares sold..................................................  $ 5,835,026   508,648   $5,090,047
Shares redeemed..............................................      (27,950)     (377)      (4,012)
Shares reinvested............................................       53,716        --           --
                                                               -----------   --------  ----------
Net contributions from affiliated insurance companies........  $ 5,860,792   508,271   $5,086,035
                                                               ===========   ========  ==========

Transactions in capital stock for the year ended December 31, 1995 were as follows:

                               GROWTH PORTFOLIO                MONEY MARKET               BOND PORTFOLIO        MANAGED
                                                                PORTFOLIO                                       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                             SHARES        AMOUNT         SHARES         AMOUNT        SHARES       AMOUNT       SHARES
------------------------------------------------------------------------------------------------------------------------
Shares sold.............    1,376,728    $20,320,117     52,460,129    $52,460,129     305,883    $3,174,938     340,442
Shares redeemed.........     (672,833)    (9,960,717)   (40,303,780)   (40,303,780)   (106,040)   (1,100,615)   (375,720)
Shares reinvested.......      961,190     12,873,047      1,419,246      1,419,246      72,305       736,126     114,456
                            ---------    ------------   -----------    ------------   --------    -----------    -------
Net contributions from
 affiliated insurance
 companies..............    1,665,085    $23,232,447     13,575,595    $13,575,595     272,148    $2,810,449      79,178
                            =========    ============   ===========    ============   ========    ===========    =======

                                              AGGRESSIVE               INTERNATIONAL
                                                GROWTH                   PORTFOLIO
-----------------------------------------------------------------------------------------
                            AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------------------------------
Shares sold.............  $4,456,504     489,394    $8,017,391     861,466    $10,317,408
Shares redeemed.........  (4,884,534)   (125,984)   (2,042,558)   (341,090)    (4,145,863)
Shares reinvested.......   1,447,739       8,772       131,841      76,064        848,113
                          -----------    -------    -----------   --------    -----------
Net contributions from
 affiliated insurance
 companies..............  $1,019,709     372,182    $6,106,674     596,440    $ 7,019,658
                          ===========    =======    ===========   ========    ===========

(1) The Common Stock and Sentinel Growth Portfolios commenced operations on 03/18/96.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Notes to Financial Statements, December 31, 1996 -- Concluded

--------------------------------------------------------------------------------

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 30, 1996 the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on December 31, 1996, ex-dividend date January 3, 1997, payable on January 6, 1997 as follows:

                           TOTAL                     PER SHARE
                 -------------------------     ---------------------
                    NET                           NET
                 INVESTMENT      CAPITAL       INVESTMENT    CAPITAL
  PORTFOLIO        INCOME         GAIN           INCOME       GAIN
--------------   ----------    -----------     ----------    -------
Growth........   $1,231,153    $23,067,603       $.1120      $2.0984
Bond..........      267,713             --        .1671           --
Managed.......      384,437        344,551        .1300        .1165
Aggressive
 Growth.......      326,522         64,760        .1774        .0352
International...    427,579      3,347,494        .1125        .8808
Common Stock..       26,043             --        .0449           --
Sentinel
 Growth.......       23,408          3,259        .0461        .0064

                             [Providentmutual logo]
              Providentmutual Life and Annuity Company of America
                         A STOCK LIFE INSURANCE COMPANY
                    300 CONTINENTAL DRIVE, NEWARK, DE 19713
                                 1-800-688-5177

Variable Annuity contracts issued by Providentmutual are distributed by 1717 Capital Management Company, Wilmington, DE, a registered broker-dealer.

This report has been prepared for contractowners. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus.

FORM 16083 12.96

                                   BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                PHILADELPHIA, PA
                                  PERMIT NO. 1


                                 ANNUAL REPORT

                               DECEMBER 31, 1996
                               -----------------

                              PROVIDENTMUTUAL LIFE
                              AND ANNUITY COMPANY
                            OF AMERICA, A STOCK LIFE
                               INSURANCE COMPANY

                            PROVIDENTMUTUAL VARIABLE
                             LIFE SEPARATE ACCOUNT

                            MARKET STREET FUND, INC.

                        VARIABLE LIFE INSURANCE POLICIES

                            ------------------------